SPARTAN(REGISTERED TRADEMARK)
CALIFORNIA MUNICIPAL
FUNDS
AND
FIDELITY
CALIFORNIA MUNICIPAL
MONEY MARKET FUND

SEMIANNUAL REPORT
AUGUST 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE            3   NED JOHNSON ON INVESTING
                                   STRATEGIES

SPARTAN CALIFORNIA MUNICIPAL
INCOME FUND

                               4   PERFORMANCE

                               7   FUND TALK: THE MANAGER'S
                                   OVERVIEW

                               10  INVESTMENT CHANGES

                               11  INVESTMENTS

                               31  FINANCIAL STATEMENTS

SPARTAN CALIFORNIA MUNICIPAL
MONEY MARKET FUND

                               35  PERFORMANCE

                               37  FUND TALK: THE MANAGER'S
                                   OVERVIEW

                               39  INVESTMENT CHANGES

                               40  INVESTMENTS

                               49  FINANCIAL STATEMENTS

FIDELITY CALIFORNIA MUNICIPAL
MONEY MARKET FUND

                               53  PERFORMANCE

                               55  FUND TALK: THE MANAGER'S
                                   OVERVIEW

                               57  INVESTMENT CHANGES

                               58  INVESTMENTS

                               69  FINANCIAL STATEMENTS

NOTES                          73  NOTES TO THE FINANCIAL
                                   STATEMENTS



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Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

In late August, just days after making what many market observers felt would be the final interest-rate hike of 1999, Federal Reserve Board Chairman Alan Greenspan re-ignited fears of further increases, calling the continued rise of stocks "inexplicable." He also indicated that stock movements would play a larger role in future monetary policy deliberations. In response, equity and bond markets retreated from solid gains earned earlier in the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 5 year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN CA MUNICIPAL INCOME     -2.47%         0.19%        36.75%        95.88%

LB California Municipal Bond    -2.50%         0.40%        38.56%        n/a

California Municipal Debt       -3.52%         -1.49%       32.05%        90.77%
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers California Municipal Bond Index - a market value-weighted index of California investment-grade municipal bonds with maturities of at least one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the California municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 109 mutual funds. These benchmarks include reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN CA MUNICIPAL INCOME       0.19%        6.46%         6.95%

LB California Municipal Bond      0.40%        6.74%         n/a

California Municipal Debt         -1.49%       5.71%         6.65%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Spartan Municipal Income    LB Municipal Bond
             00037                       LB015
  1988/11/30      10000.00                    10000.00
  1988/12/31      10192.72                    10102.30
  1989/01/31      10336.51                    10311.22
  1989/02/28      10273.98                    10193.56
  1989/03/31      10295.15                    10169.20
  1989/04/30      10627.35                    10410.62
  1989/05/31      10852.16                    10626.85
  1989/06/30      10957.61                    10771.16
  1989/07/31      11037.47                    10917.76
  1989/08/31      10988.51                    10810.87
  1989/09/30      10941.60                    10778.65
  1989/10/31      11056.17                    10910.48
  1989/11/30      11260.37                    11101.41
  1989/12/31      11354.00                    11192.22
  1990/01/31      11234.36                    11139.28
  1990/02/28      11381.45                    11238.42
  1990/03/31      11394.33                    11241.79
  1990/04/30      11189.37                    11160.40
  1990/05/31      11498.11                    11404.03
  1990/06/30      11620.90                    11504.27
  1990/07/31      11800.80                    11673.39
  1990/08/31      11678.05                    11503.89
  1990/09/30      11766.15                    11510.45
  1990/10/31      11922.54                    11719.25
  1990/11/30      12263.39                    11954.92
  1990/12/31      12316.14                    12006.92
  1991/01/31      12476.55                    12168.06
  1991/02/28      12554.65                    12273.92
  1991/03/31      12595.04                    12278.34
  1991/04/30      12767.36                    12441.64
  1991/05/31      12879.81                    12552.25
  1991/06/30      12880.49                    12539.82
  1991/07/31      13067.61                    12692.55
  1991/08/31      13183.05                    12859.72
  1991/09/30      13288.41                    13027.15
  1991/10/31      13413.36                    13144.39
  1991/11/30      13442.63                    13181.07
  1991/12/31      13569.51                    13463.93
  1992/01/31      13708.80                    13494.63
  1992/02/29      13736.86                    13498.95
  1992/03/31      13750.32                    13503.94
  1992/04/30      13881.80                    13624.13
  1992/05/31      14015.03                    13784.48
  1992/06/30      14209.36                    14015.79
  1992/07/31      14573.91                    14435.98
  1992/08/31      14379.94                    14295.23
  1992/09/30      14418.54                    14388.72
  1992/10/31      14178.47                    14247.28
  1992/11/30      14546.42                    14502.45
  1992/12/31      14703.93                    14650.52
  1993/01/31      14909.71                    14820.90
  1993/02/28      15458.43                    15356.98
  1993/03/31      15346.44                    15194.65
  1993/04/30      15492.42                    15347.97
  1993/05/31      15582.33                    15434.22
  1993/06/30      15811.63                    15691.82
  1993/07/31      15817.13                    15712.38
  1993/08/31      16160.82                    16039.51
  1993/09/30      16394.55                    16222.20
  1993/10/31      16411.82                    16253.51
  1993/11/30      16279.71                    16110.31
  1993/12/31      16631.66                    16450.40
  1994/01/31      16814.57                    16638.26
  1994/02/28      16386.25                    16207.33
  1994/03/31      15628.07                    15547.37
  1994/04/30      15709.27                    15679.21
  1994/05/31      15807.18                    15815.15
  1994/06/30      15717.71                    15718.52
  1994/07/31      16014.34                    16006.64
  1994/08/31      16072.51                    16062.02
  1994/09/30      15833.74                    15826.23
  1994/10/31      15503.00                    15545.16
  1994/11/30      15019.31                    15264.10
  1994/12/31      15392.73                    15600.07
  1995/01/31      15917.46                    16045.92
  1995/02/28      16378.11                    16512.53
  1995/03/31      16421.02                    16702.26
  1995/04/30      16429.24                    16721.97
  1995/05/31      16941.66                    17255.57
  1995/06/30      16680.93                    17105.44
  1995/07/31      16801.67                    17267.60
  1995/08/31      17007.42                    17486.56
  1995/09/30      17138.64                    17597.25
  1995/10/31      17385.10                    17853.11
  1995/11/30      17714.57                    18149.29
  1995/12/31      17883.12                    18323.71
  1996/01/31      18031.21                    18462.05
  1996/02/29      17956.42                    18337.43
  1996/03/31      17726.40                    18103.08
  1996/04/30      17654.26                    18051.85
  1996/05/31      17658.93                    18044.63
  1996/06/30      17867.82                    18241.13
  1996/07/31      18036.04                    18407.13
  1996/08/31      18040.63                    18402.71
  1996/09/30      18252.30                    18660.35
  1996/10/31      18467.43                    18871.40
  1996/11/30      18846.14                    19216.74
  1996/12/31      18767.37                    19136.03
  1997/01/31      18785.67                    19172.20
  1997/02/28      18948.47                    19348.20
  1997/03/31      18703.02                    19090.29
  1997/04/30      18857.91                    19250.08
  1997/05/31      19124.75                    19539.60
  1997/06/30      19359.04                    19747.69
  1997/07/31      19909.92                    20294.71
  1997/08/31      19707.55                    20104.54
  1997/09/30      19944.29                    20343.18
  1997/10/31      20058.05                    20473.99
  1997/11/30      20168.93                    20594.38
  1997/12/31      20498.78                    20894.85
  1998/01/31      20727.93                    21110.49
  1998/02/28      20705.21                    21116.82
  1998/03/31      20707.69                    21135.40
  1998/04/30      20592.79                    21040.08
  1998/05/31      20907.67                    21373.14
  1998/06/30      20989.17                    21457.36
  1998/07/31      21040.27                    21511.21
  1998/08/31      21357.96                    21843.56
  1998/09/30      21641.25                    22115.73
  1998/10/31      21625.41                    22115.29
  1998/11/30      21690.54                    22192.91
IMATRL PRASUN   SHR__CHT 19981130 19981210 122919 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan California Municipal Income Fund on August 31, 1989. As the chart shows, by August 31, 1999, the value of the investment would have grown to $19,588 - a 95.88% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,306 - a 103.06% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED AUGUST 31,  YEARS ENDED FEBRUARY 28,                YEAR ENDED FEBRUARY 29,

                  1999                         1999                      1998   1997   1996

Dividend returns  2.20%                        4.73%                     5.23%  5.37%  5.86%

Capital returns   -4.67%                       1.27%                     4.66%  0.79%   5.39%

Total returns     -2.47%                       6.00%                     9.89%  6.16%  11.25%



TOTAL RETURN COMPONENTS

                  YEAR ENDED FEBRUARY 28,

                  1995

Dividend returns  5.96%

Capital returns   -6.87%

Total returns     -0.91%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED AUGUST 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share             4.66(cents)   27.68(cents)   55.35(cents)

Annualized dividend rate        4.65%         4.52%          4.50%

30-day annualized yield         4.67%         -              -

30-day annualized               8.04%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.81 over the past one month, $12.14 over the past six months and $12.31 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.95% combined effective 1999 federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Faced with an investment
environment of rising interest rates
and a possibly overheated U.S.
economy, the overall municipal bond
market struggled to break even
during the six-month period ending
August 31, 1999. In that time frame,
the Lehman Brothers Municipal Bond
Index - an index of approximately
50,000 investment-grade,
fixed-rate, tax-exempt bonds -
declined 2.06%. Still, that
performance was twice as strong on
an absolute basis relative to the
market proxy for U.S. government
bonds. Its benchmark, the Lehman
Brothers Long-Term Government
Bond Index, fell 4.16%. Municipal
bond performance, however, failed
to keep pace with its spread-sector
counterparts - corporates,
mortgages and the like. The overall
taxable-bond market, as measured
by the Lehman Brothers Aggregate
Bond Index, was down just slightly
at -0.80%. In addition to inflation
fears and rising interest rates,
municipal bonds faced several other
challenges throughout the spring
and summer of 1999. Early on, the
muni market was hard-hit by a
continuous sell-off. Institutional
investors - big buyers in 1998 -
became big sellers in 1999, putting
pressure on municipal bond prices,
which move inversely to bond yields.
Later in the period, a stronger
Japanese economy helped weaken
the U.S. dollar, which in turn also
caused bond prices to drop.

(photograph of Christine Thompson)

An interview with Christine Thompson, Portfolio Manager of Spartan California Municipal Income Fund

Q. HOW DID THE FUND PERFORM, CHRISTINE?

A. Although it was a disappointing period for municipal bonds, the fund performed better than the average fund of its type. For the six-month period that ended August 31, 1999, the fund had a total return of -2.47%. To get a sense of how the fund did relative to its competitors, the California municipal debt funds average returned -3.52% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers California Municipal Bond Index - which tracks the types of securities in which the fund invests - returned -2.50%. For the 12-month period that ended August 31, 1999, the fund had a total return of 0.19%. That compared to the -1.49% return of the California municipal debt funds average and the 0.40% return for the Lehman Brothers Index.

Q. WHAT HELPED THE FUND BEAT ITS PEERS?

A. A key factor was the duration management policy of the fund. Duration measures a fund's interest-rate sensitivity. In keeping with Fidelity's investment approach, I managed the fund's duration to be in line with the California municipal market as a whole, as reflected by the Lehman Brothers California Municipal Bond Index. As a rule, I don't lengthen or shorten duration based on where I think interest rates will be at some point down the road, because I don't believe that anyone can do so with any accuracy over time. But other funds in the peer group do actively manage duration and some increased their interest-rate sensitivity, which likely caused their returns to suffer when interest rates rose.

Q. WHAT OTHER STRATEGIES MADE A POSITIVE CONTRIBUTION TO PERFORMANCE?

A. The fund's focus on high-quality bonds was a plus during the period. I emphasized high-quality bonds throughout the period because I felt that they were the better value, offering only slightly less yield than lower-quality bonds in most instances. Over the past six months in particular, rising interest rates, coupled with problems in some lower-quality sectors - particularly bonds in the health care and resource recovery, or recycling, industries - cast a pall over lower-quality bonds in general.

Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?

A. A focus on higher-quality bonds prevented the fund from fully benefiting from some of the advance refundings - a form of refinancing
- that took place for several large, lower-quality bonds during the past six months. A bond that is advance refunded becomes backed by U.S. government securities and assumes a shorter maturity date. As a result, the process generally results in a boost to the bond's price.

Q. WHICH BOND MATURITIES DID YOU FAVOR?

A. I continued to emphasize intermediate-maturity bonds - those set to mature within five to 15 years. Although they were a disappointment earlier this year, they bounced back more recently. Initially, intermediates suffered primarily from reduced demand and increased supply at the hands of relatively heavy selling from some specific types of institutional investors. In contrast, strong demand from individual investors helped to support the performance of some shorter- and longer-term bonds. However, I continued to emphasize intermediate bonds because, based on Fidelity's quantitative models, I felt they offered the most attractive value for their given interest-rate sensitivity and their total return potential. The intermediate-maturity focus worked in the fund's favor during the past several months, as institutional investors began to buy intermediate-maturity bonds, helping them play catch-up to their longer-term counterparts.

Q. WHERE ELSE DID YOU FIND OPPORTUNITIES DURING THE PERIOD?

A. I found some attractive opportunities among bonds backed by California colleges and universities. Education bonds offer diversification from the economically sensitive areas of the market, such as general obligation bonds, which depend on sales, property, income and other tax revenue collections. In addition, demographic trends support a growing number of students seeking to obtain advanced degrees over the next several years.

Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A. The decline in bond prices that we have seen over the past several months reflects the anticipation of higher short-term interest rates. In addition, municipals have lagged taxable Treasury securities and are attractively priced as a consequence. That's why I believe that conditions support the idea that municipals can do well relative to their Treasury counterparts.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high level of
current income, exempt from
federal and California state
personal income tax

FUND NUMBER: 091

TRADING SYMBOL: FCTFX

START DATE: July 7, 1984

SIZE: as of August 31, 1999,
more than $1.2 billion

MANAGER: Christine Thompson,
since 1998; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1985

CHRISTINE THOMPSON ON Y2K
AND ITS POTENTIAL EFFECTS ON
MUNICIPAL BOND ISSUERS:

"Y2K may pose a number of
challenges for municipal bond
issuers. My primary focus with
regard to Y2K-related issues is
how they will impact the credit
quality of various municipal bond
issuers. Fidelity's research team
asks municipal bond issuers a
number of things, including how
vulnerable they believe they are to
potential problems, what their
short-term contingency plans are
in the event of any problems and
what long-term solutions they've
developed. What we've found so
far is that there are varying degrees
of sophistication among issuers,
with some much more poised to deal
with potential problems than
others. That's why we carefully
consider Y2K-related issues as one
of the many factors in our routine
security selection process."

(solid bullet) At the end of the period, the fund had 2.3% of investments in bonds issued by Puerto Rico and Guam. As territories of the United
States, Puerto Rico and Guam can
issue bonds that are free from taxes
in all 50 states. When the supply
of California municipals is limited
or their prices look expensive, the
manager occasionally invests in
territorial bonds.

SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

INVESTMENT CHANGES




TOP FIVE SECTORS AS OF AUGUST
31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                        THESE SECTORS  6 MONTHS AGO

General Obligations             25.1                     22.4

Electric Utilities              12.0                     12.6

Transportation                  11.8                     11.4

Escrowed/Pre-Refunded           10.1                     13.6

Special Tax                     8.5                      10.0

AVERAGE YEARS TO MATURITY AS
OF AUGUST 31, 1999

                                                         6 MONTHS AGO

Years                           13.6                     13.3


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF AUGUST 31, 1999

                                       6 MONTHS AGO

Years                            7.3   7.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF AUGUST 31, 1999

Aaa         50.8%
Aa, A       34.7%
Baa         10.6%
Not Rated    2.2%
Short-term
Investments  1.7%

Row: 1, Col: 1, Value: 50.8
Row: 1, Col: 2, Value: 34.7
Row: 1, Col: 3, Value: 10.6
Row: 1, Col: 4, Value: 2.2
Row: 1, Col: 5, Value: 1.7

AS OF FEBRUARY 28, 1999

Aaa         57.2%
Aa, A       28.8%
Baa         11.4%
Not Rated    0.2%
Short-term
Investments  2.4%

Row: 1, Col: 1, Value: 57.2
Row: 1, Col: 2, Value: 28.8
Row: 1, Col: 3, Value: 11.4
Row: 1, Col: 4, Value: 0.2
Row: 1, Col: 5, Value: 2.4

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

INVESTMENTS AUGUST 31, 1999 (UNAUDITED)


Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 98.3%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - 96.0%

Alameda Corridor Trans. Auth.     Aaa       $ 7,475                              $ 7,118
Rev. Senior Lien Series A,
5.25% 10/1/21 (MBIA Insured)

Buena Park Cmnty. Redev.          BBB+       3,500                                3,698
Agcy. Rfdg. (Central Bus.
District Proj.) Series A,
7.1% 9/1/14

Burbank Redev. Agy. Rfdg.:

(City Ctr. Redev. Proj.)          Aaa        4,000                                3,836
Series A, 5% 12/1/15 (FSA
Insured)

(Golden State Redev. Proj.)       Baa1       4,655                                4,771
Series A, 5.75% 12/1/08

Cabrillo Unified School           Aaa        2,150                                1,223
District (Cap. Appreciation)
Series A, 0% 8/1/10  (AMBAC
Insured)

California Dept. of Wtr.
Resources Wtr. Sys. Rev.:

(Central Valley Proj.):

Series J 1, 7% 12/1/12            Aa2        1,000                                1,177

Series J 2, 5.9% 12/1/05          Aa2        6,400                                6,911

Series Q, 6% 12/1/10              Aa2        5,150                                5,600

Series S, 5% 12/1/19              Aa2        3,160                                2,932

Series T, 5% 12/1/10              Aa2        3,260                                3,263

Rfdg. (Central Valley Proj.)      Aa2        5,215                                5,712
Series Q, 6% 12/1/08

California Ed. Facilities
Auth. Rev.:

(California Student Ln. Prog.     Aaa        4,900                                4,990
Proj.) Series A, 6% 3/1/16
(MBIA Insured) (d)

(Claremont McKenna College        Aa1        1,000                                956
Proj.) 5.1% 11/1/17

(Pepperdine Univ. Proj.)
Series A:

5% 11/1/18                        A1         1,770                                1,630

5% 11/1/29                        A1         2,500                                2,230

(Scripps College Proj.)           A1         6,000                                5,448
5.125% 2/1/30

(Stanford Univ. Proj.):

Series N, 5.2% 12/1/27            Aaa        32,475                               30,349

Series P, 5.25% 12/1/13           Aaa        2,500                                2,539

(Univ. of San Diego) 5%           Aaa        5,000                                4,499
10/1/28  (AMBAC Insured)

(Univ. of Southern California     Aa2        5,000                                4,895
Proj.) 5.5% 10/1/27

Rfdg.:

(Chapman Univ.) 5.375%            AAA        2,000                                1,985
10/1/16 (AMBAC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Ed. Facilities
Auth. Rev.: - continued

Rfdg.:

(Claremont McKenna College        Aa1       $ 5,000                              $ 4,492
Proj.) 5% 11/1/29

(Santa Clara Univ. Proj.):

5.25% 9/1/16 (AMBAC Insured)      Aaa        1,650                                1,630

5.25% 9/1/17 (AMBAC Insured)      Aaa        1,000                                982

5.25% 9/1/19 (AMBAC Insured)      Aaa        3,930                                3,825

5.25% 9/1/26                      A1         6,580                                6,236

(Stanford Univ. Proj.) Series     Aaa        11,000                               10,096
O, 5.125% 1/1/31

(Univ. of Southern California
Proj.):

Series A:

5.65% 10/1/10                     Aa2        2,840                                2,988

5.7% 10/1/15                      Aa2        4,500                                4,609

Series C, 5.125% 10/1/28          Aa2        7,725                                7,098

California Franchise Tax          A1         1,825                                1,921
Board Rfdg. Ctfs. of Prtn.
5.5% 10/1/06

California Gen. Oblig.:

Bonds 3.6%, tender 6/1/01 (d)                25,000                               24,695

Rfdg.:

4.75% 2/1/19 (FGIC Insured)       Aaa        2,000                                1,778

5.25% 10/1/12                     Aa3        10,090                               10,191

5.75% 2/1/11 (FGIC Insured)       Aa3        8,000                                8,464

4.5% 12/1/24 (FGIC Insured)       Aaa        5,000                                4,137

5% 10/1/18                        Aa3        10,000                               9,323

5% 10/1/23                        Aa3        8,000                                7,290

5.25% 10/1/13                     Aa3        1,700                                1,699

5.25% 10/1/14                     Aa3        3,000                                2,975

5.25% 10/1/17                     Aa3        1,500                                1,460

5.5% 3/1/20 (FSA Insured)         Aaa        3,500                                3,466

5.75% 10/1/10                     Aa3        5,200                                5,540

6% 10/1/09                        Aa3        3,500                                3,805

6.4% 2/1/05                       Aa3        3,375                                3,684

6.6% 2/1/09                       Aa3        3,000                                3,382

6.6% 2/1/10                       Aa3        5,000                                5,654

6.75% 3/1/07                      Aa3        2,300                                2,600

6.75% 8/1/10                      Aa3        5,675                                6,490

7% 10/1/10                        Aa3        6,695                                7,808

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Health Facilities
Fin. Auth. Rev.:

(Gould Med. Foundation Proj.)     AA-       $ 4,500                              $ 4,671
Series A, 7.3% 4/1/20
(Escrowed to Maturity) (e)

(Kaiser Permante) Series A,       Aaa        4,720                                4,631
5.55% 8/15/25 (MBIA Insured)

(Summit Med. Ctr.) Series A,      Aaa        2,400                                2,522
5.5% 5/1/05 (FSA Insured)

Rfdg.:

(Alexian Brothers, San Jose
Proj.):

7.05% 1/1/09 (MBIA Insured)       Aaa        4,500                                4,627
(Pre-Refunded to 1/1/00 @
102) (e)

7.125% 1/1/16 (MBIA Insured)      Aaa        2,510                                2,580
(Pre-Refunded to 1/1/00 @
102) (e)

(Catholic Healthcare West)
Series A:

4.5% 7/1/00                       Baa1       3,000                                3,009

4.5% 7/1/02                       Baa1       7,065                                6,936

4.5% 7/1/03                       Baa1       1,210                                1,177

4.5% 7/1/04                       Baa1       1,500                                1,444

5% 7/1/01                         Baa1       3,615                                3,612

(Children's Hosp.):

6% 7/1/03 (MBIA Insured)          Aaa        1,200                                1,274

6% 7/1/05 (MBIA Insured)          Aaa        1,850                                1,993

6% 7/1/06 (MBIA Insured)          Aaa        1,500                                1,624

California Hsg. Fin. Agcy.
Rev.:

(Cap. Appreciation) (Home
Mtg. Proj.):

Series 1983 A, 0% 2/1/15          Aa2        8,187                                1,907

Series 1983 B, 0% 8/1/15          Aa2        170                                  34

Series C, 0% 8/1/21 (d)           Aa2        1,780                                335

(Home Mtg. Proj.):

Series A, 5% 8/1/03 (MBIA         Aaa        1,835                                1,861
Insured)

Series C, 7.6% 8/1/30 (d)         Aa2        3,020                                3,080

Series I, 4.95% 8/1/28 (MBIA      Aaa        3,085                                3,075
Insured) (d)

Series J, 4.85% 8/1/27 (MBIA      Aaa        3,470                                3,393
Insured) (d)

Series L, 5.7% 8/1/25 (MBIA       Aaa        1,415                                1,423
Insured) (d)

California Poll. Cont. Fing.
Auth. Poll. Cont. Rev.:

(Gen. Motors Corp.) 5.5%          A3         1,500                                1,516
4/1/08

Rfdg. (San Diego Gas & Elec.      A2         4,000                                4,234
Proj.) Series A, 5.9% 6/1/14

California Pub. Cap. Impt.        Aaa        8,775                                8,889
Fin. Auth. Rev.  (Joint
Powers Agcy.) Series B, 8.1%
3/1/18 (MBIA Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Pub. Works Board
Lease Rev.:

(California Science Ctr.          A1        $ 1,300                              $ 1,291
Proj.) Series A, 5% 10/1/10

(Cmnty. College Projs.)           A          2,000                                2,113
Series A, 5.875% 10/1/08

(Dept. of Corrections State
Prison Proj.):

Series D, 5.25% 6/1/15 (FSA       Aaa        4,000                                3,978
Insured)

Series E, 6% 6/1/10 (MBIA         Aaa        6,000                                6,507
Insured)

(Dept. of Corrections, Madera
State Prison Proj.) Series E:

5.5% 6/1/15                       A1         8,250                                8,334

5.5% 6/1/19                       A1         3,000                                2,950

6% 6/1/07                         A1         2,090                                2,262

(Substance Abuse Treatment        Aaa        3,000                                3,032
Facilities Corcoran II)
Series A, 5.5% 1/1/14 (AMBAC
Insured)

(Various California State
Univ. Projs.):

Series A:

6.1% 10/1/06                      A1         1,210                                1,309

6.5% 9/1/04                       A          1,090                                1,187

Series B:

5.5% 6/1/14                       Aa3        2,750                                2,771

5.5% 6/1/19                       Aa3        2,000                                1,990

5.55% 6/1/10                      Aa3        3,195                                3,346

6.4% 12/1/09                      Aa3        3,700                                4,144

Series C, 5.125% 9/1/22           Aaa        10,000                               9,316
(AMBAC Insured)

Rfdg.:

(California Cmnty. Colleges):

Series A 5.25% 12/1/16            A1         4,450                                4,307

Series B 5.25% 3/1/09             A1         2,915                                2,981

Series D, 5.375% 3/1/12           A          1,500                                1,500

(California St. Univ.) Series     A1         2,710                                2,828
A 5.5% 10/1/09

(Dept. of Corrections State
Prison, Monterey County
Proj.) Series D:

5.375% 11/1/11                    A1         2,500                                2,534

5.375% 11/1/12                    A1         1,250                                1,259

5.375% 11/1/13                    A1         5,055                                5,061

5.375% 11/1/14                    A1         5,000                                4,970

(Library & Courts Annex)          A1         1,290                                1,344
Series A, 5.5% 5/1/09

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Pub. Works Board
Lease Rev.:  -  continued

Rfdg.:

(Various California State         Aa3       $ 8,250                              $ 8,406
Univ. Projs.)  Series A,
5.5% 6/1/14

California Statewide Cmnty.       AA-        1,250                                1,251
Dev. Corp. Ctfs. of Prtn.
5.375% 10/1/13

California Statewide Cmntys.
Dev. Auth. Ctfs. of Prtn.
(Saint Joseph Health Sys.
Proj.):

5.25% 7/1/08                      Aa3        2,710                                2,716

5.5% 7/1/07                       Aa3        1,425                                1,460

California Statewide Cmntys.
Dev. Auth. Rev.:

Ctfs. of Prtn.:

(Sisters Charity Leavenworth      Aa3        1,315                                1,238
Proj.) 5% 12/1/14

5.616% 7/1/13 (MBIA Insured)      Aaa        10,000                               10,180

Rfdg. Ctfs. of Prtn.:

(Children's Hosp.) 6% 6/1/13      Aaa        2,470                                2,649
(MBIA Insured)

(Hosp. Triad Healthcare)          AA-        5,000                                5,307
6.25% 8/1/06 (Escrowed to
Maturity) (e)

(Saint Joseph Health Sys.
Proj.):

5.5% 7/1/14                       Aa3        4,500                                4,494

5.5% 7/1/23                       Aa3        3,000                                2,918

(Triad Healthcare Hosp.) 5.9%     AA-        200                                  207
8/1/01 (Escrowed to
Maturity) (e)

Campbell Rfdg. Ctfs. of Prtn.     A2         4,965                                5,076
(Civic Ctr. Proj.) 6% 10/1/18

Carson Redev. Agcy. Rfdg.:

(Redev. Proj. Area #1):

6.375% 10/1/12                    Baa1       3,965                                4,154

6.375% 10/1/16                    Baa1       2,000                                2,087

(Redev. Proj. Area #2) 5.5%       Baa2       100                                  102
10/1/02

Castaic Lake Wtr. Agcy. Rfdg.
Ctfs. of Prtn.  (Wtr. Sys.
Impt. Proj.) Series A:

7% 8/1/11 (MBIA Insured)          Aaa        1,500                                1,749

7% 8/1/12 (MBIA Insured)          Aaa        1,000                                1,174

7% 8/1/13 (MBIA Insured)          Aaa        4,740                                5,576

7.25% 8/1/07 (MBIA Insured)       Aaa        1,755                                2,052

Central Coast Wtr. Auth. Rev.     Aaa        1,420                                1,298
Rfdg. (State Wtr. Reg'l.
Facilities Proj.) Series A,
5% 10/1/22 (AMBAC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Central Valley Fing. Auth.
Cogeneration Proj. Rev.
(Carson Ice-Gen. Proj.):

5.5% 7/1/01                       BBB-      $ 1,400                              $ 1,429

6% 7/1/09                         BBB-       4,800                                4,941

6.1% 7/1/13 (Pre-Refunded to      BBB-       2,000                                2,157
7/1/03 @ 102) (e)

Chino Basin Reg'l. Fing.          Aaa        350                                  406
Auth. Rev. Rfdg. (Muni. Wtr.
District Swr. Sys. Proj.) 7%
8/1/09 (AMBAC Insured)

Coalinga Gen. Oblig. Ctfs. of     BBB+       1,655                                1,700
Prtn. 7% 4/1/10

Contra Costa Wtr. District        Aaa        2,000                                2,054
Wtr. Rev. Series G, 5.75%
10/1/14 (MBIA Insured)

Contra Costa County Ctfs. of
Prtn. (Cap. Appreciation)
(Merrithew Mem. Hosp. Proj.):

0% 11/1/13 (Escrowed to           Aaa        6,805                                3,169
Maturity) (e)

0% 11/1/14 (Escrowed to           Aaa        3,000                                1,312
Maturity) (e)

Desert Hosp. District Hosp.       Aaa        13,000                               13,987
Rev. Ctfs. of Prtn. 6.392%
7/28/20 (FSA Insured)
(Pre-Refunded to 7/23/02 @
102) (e)

Duarte Gen. Oblig.:

Ctfs. of Prtn. Series A, 5%       Baa2       2,000                                1,867
4/1/11

Rfdg. Ctfs. of Prtn. Series A:

4.625% 4/1/07                     Baa2       890                                  847

5% 4/1/12                         Baa2       4,210                                3,896

5% 4/1/13                         Baa2       1,830                                1,699

5.25% 4/1/08                      Baa2       2,650                                2,605

5.25% 4/1/09                      Baa2       1,600                                1,559

Eastern Muni. Wtr. District       Aaa        3,600                                4,138
Wtr. & Swr. Rev. Ctfs. of
Prtn. 6.75% 7/1/12 (FGIC
Insured)

Elk Grove Unified School
District Spl. Tax Rfdg.
(Commty. Facilities District
#1):

6.5% 12/1/07 (AMBAC Insured)      Aaa        1,340                                1,506

6.5% 12/1/24 (AMBAC Insured)      Aaa        4,000                                4,490

Encinitas Union School
District (Cap. Appreciation):

0% 8/1/03 (MBIA Insured)          Aaa        1,750                                1,476

0% 8/1/04 (MBIA Insured)          Aaa        1,750                                1,403

0% 8/1/10 (MBIA Insured)          Aaa        1,000                                569

Escondido Joint Pwrs Fing.        Aaa        570                                  455
Auth. Lease Rev. Rfdg. (Cap.
Appreciation) (California
Ctr. for the Arts Proj.) 0%
9/1/04 (AMBAC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Eureka Unified School             Aaa       $ 660                                $ 698
District Ctfs. of Prtn.
(Cap. Appreciation) Series
A, 6.9% 9/1/27 (FSA Insured)

Fairfield-Suisun Swr.
District Swr. Rev.:

(Cap. Appreciation) Series A,     Aaa        1,635                                1,131
0% 5/1/07 (MBIA Insured)

Rfdg. (Cap. Appreciation)
Series A:

0% 5/1/08 (MBIA Insured)          Aaa        2,085                                1,363

0% 5/1/09 (MBIA Insured)          Aaa        2,080                                1,278

Folsom Pub. Fing. Auth. Local     BBB+       1,285                                1,359
Agcy. Rev.  Series A, 7.25%
10/1/00

Foothill/Eastern Trans.
Corridor Agcy. Toll Road Rev.:

(Cap. Appreciation) Senior
Lien Series A:

0% 1/1/04 (Escrowed to            Baa3       1,600                                1,310
Maturity) (e)

0% 1/1/05 (Escrowed to            Baa3       1,000                                776
Maturity) (e)

(Cap. Appreciton) Senior Lien     Baa3       2,000                                1,613
Series A, 0% 1/1/08
(Escrowed to Maturity) (b)(e)

Foster City Pub. Fing. Auth.
Rev. (Foster City Cmnty.
Dev. Proj. Ln.) Series A:

5.5% 9/1/09                       A-         370                                  374

5.8% 9/1/16                       A-         1,000                                1,005

6% 9/1/06                         A-         1,355                                1,417

6% 9/1/07                         A-         1,440                                1,504

6% 9/1/13                         A-         1,925                                1,963

Fremont Unifed School             Aaa        1,000                                607
District Alameda County
(Cap. Appreciation) Series
F, 0% 8/1/09 (MBIA Insured)

La Quinta Redev. Agcy. Tax.
Allocation Rfdg. (Redev.
Proj. Area #1):

7.3% 9/1/06 (MBIA Insured)        Aaa        620                                  720

7.3% 9/1/11 (MBIA Insured)        Aaa        555                                  665

Local Govt. Fin. Auth. Rev.
(Cap. Appreciation) (Oakland
Central District Proj.):

0% 9/1/08 (MBIA Insured)          Aaa        3,710                                2,385

0% 9/1/09 (MBIA Insured)          Aaa        3,565                                2,155

Long Beach Hbr. Rev.:

Rfdg. Series A:

5.5% 5/15/08 (FGIC Insured)       Aaa        4,390                                4,588
(d)

6% 5/15/09 (FGIC Insured) (d)     Aaa        3,000                                3,232

6% 5/15/10 (FGIC Insured) (d)     Aaa        1,000                                1,072

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Long Beach Hbr. Rev.: -
continued

5.125% 5/15/13 (d)                Aa3       $ 12,450                             $ 12,128

5.5% 5/15/11 (MBIA Insured)       Aaa        700                                  714
(d)

5.5% 5/15/15 (MBIA Insured)       Aaa        3,710                                3,701
(d)

5.75% 5/15/07 (MBIA Insured)      Aaa        3,845                                4,088
(d)

6% 5/15/06 (MBIA Insured) (d)     Aaa        3,000                                3,229

Los Angeles Cmnty. Redv.          Aaa        1,780                                1,856
Agcy. Tax Allocation
(Hollywood Redev. Proj.)
Series C, 5.5% 7/1/10 (MBIA
Insured)

Los Angeles County Ctfs. of
Prtn. (Cap. Appreciation):

(Correctional Facilities
Proj.):

0% 9/1/10 (MBIA Insured)          Aaa        3,770                                2,137
(Escrowed to Maturity) (e)

0% 9/1/11 (MBIA Insured)          Aaa        6,400                                3,409
(Escrowed to Maturity) (e)

(Disney Parking Proj.):

0% 3/1/10                         A3         2,000                                1,114

0% 3/1/11                         A3         1,950                                1,022

0% 3/1/12                         A3         2,180                                1,072

0% 3/1/13                         A3         6,490                                2,984

0% 3/1/18                         A3         3,000                                978

0% 3/1/19                         A3         3,175                                967

0% 3/1/20                         A3         1,000                                284

Los Angeles County Metro.
Trans. Auth. Sales Tax Rev.:

(Proposition A) 1st Tier Sr.      Aaa        1,585                                1,721
Series A, 5.9% 7/1/14 (MBIA
Insured) (Pre-Refunded to
7/1/06 @ 101) (e)

Rfdg.:

(Proposition A Proj.):

First Tier Senior Series A,       Aaa        3,230                                3,267
5.25% 7/1/11 (MBIA Insured)

First Tier Senior Series C,       Aaa        3,310                                2,984
4.75% 7/1/17 (AMBAC Insured)

(Proposition C Proj.) Second      Aaa        7,000                                7,305
Senior Series A, 5.5% 7/1/10
(AMBAC Insured)

Los Angeles County Pub. Works     Aaa        1,500                                1,499
Fing. Auth. Lease Rev. Rfdg.
Series A, 5.25% 9/1/13 (MBIA
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Los Angeles County Pub. Works     Aa3       $ 6,000                              $ 5,541
Fing. Auth.  Rev. (Reg'l.
Park & Open Space District
Proj.) Series A, 5% 10/1/19

Los Angeles Dept. Arpts. Rev.     Aaa        1,000                                1,019
(Los Angeles Int'l. Arpt.
Proj.) Series D, 5.625%
5/15/12  (FGIC Insured) (d)

Los Angeles Dept. Wtr. & Pwr.
Elec. Plant Rev.:

Rfdg.:

Second Issue:

4.75% 11/15/19 (MBIA Insured)     Aaa        4,000                                3,547

5.25% 11/15/26 (MBIA Insured)     Aaa        17,760                               16,708

5.4% 11/15/31 (MBIA Insured)      Aaa        4,000                                3,841

4.75% 8/15/12 (FGIC Insured)      Aaa        6,035                                5,796

4.75% 8/15/16 (FGIC Insured)      Aaa        2,700                                2,450

6.375% 2/1/20                     Aa3        1,000                                1,048

Second Issue:

4.75% 10/15/20                    Aa3        1,800                                1,581

6.75% 10/15/04 (AMBAC Insured)    Aaa        2,400                                2,660

9% 10/15/01                       Aa3        110                                  121

5.25% 6/15/13 (FSA Insured)       Aaa        3,100                                3,097

Los Angeles Dept. Wtr. & Pwr.
Wtrwks. Rfdg.:

5.5% 10/15/10                     Aa3        2,630                                2,736

5.5% 10/15/11 (MBIA Insured)      Aaa        3,670                                3,789

Los Angeles Gen. Oblig.:

Ctfs. of Prtn.:

(Dept. Pub. Social Services       AAA        3,700                                3,636
Proj.) Series A, 5.5% 8/1/24
(AMBAC Insured)

7.3% 4/1/20                       -          3,000                                3,099

Rfdg. Series A, 5.25% 9/1/12      Aa2        4,455                                4,500

Los Angeles Hbr. Dept. Rev.:

Series B:

5% 8/1/03 (d)                     Aa3        2,500                                2,560

5.25% 11/1/06 (d)                 Aa3        7,380                                7,642

5.25% 11/1/07 (d)                 Aa3        4,290                                4,431

5.25% 11/1/10 (d)                 Aa3        9,105                                9,185

5.25% 11/1/11 (d)                 Aa3        7,095                                7,106

5.3% 8/1/06 (d)                   Aa3        2,000                                2,075

7.6% 10/1/18 (Escrowed to         AAA        14,810                               17,933
Maturity) (e)

Los Angeles Unified School
District:

Series A, 6% 7/1/14 (FGIC         Aaa        1,200                                1,288
Insured)

Series B, 5.375% 7/1/12 (FGIC     Aaa        5,025                                5,107
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

M-S-R Pub. Pwr. Agcy. San         Aaa       $ 2,500                              $ 2,844
Juan Proj. Rev. Rfdg. Series
D, 6.75% 7/1/20 (MBIA
Insured) (Escrowed to
Maturity) (e)

Madera County Ctfs. of Prtn.      Aaa        1,480                                1,608
(Valley Children's Hosp.)
6.25% 3/15/05 (MBIA Insured)

Manhattan Beach Unified           Aaa        975                                  589
School District  (Cap.
Appreciation) Series A, 0%
9/1/09 (FGIC Insured)

Metro. Wtr. District of
Southern California Rfdg.:

Series A 2, 8% 3/1/09             Aaa        8,030                                9,892

Series A:

5.25% 3/1/13                      Aaa        2,500                                2,511

5.25% 3/1/14                      Aaa        4,000                                3,995

Metro. Wtr. District Southern
California Wtrwks. Rev.:

Rfdg. Series A, 4.75% 7/1/22      Aa2        10,000                               8,702

Series A, 5% 7/1/26               Aa2        5,050                                4,560

5.95% 8/5/22 (Pre-Refunded to     Aa2        2,600                                2,774
2/7/03 @ 102) (e)

Modesto Pub. Fing. Auth.          Aaa        4,000                                3,646
Lease Rev. Rfdg.  (Cap.
Impts. & Refng. Proj.)
5.125% 9/1/33 (AMBAC Insured)

Modesto Gen. Oblig. Ctfs. of
Prtn.:

(Cmnty. Ctr. Refing. Proj.)
Series A:

5% 11/1/23 (AMBAC Insured)        Aaa        2,500                                2,278

5.6% 11/1/14 (AMBAC Insured)      Aaa        1,370                                1,415

(Golf Course Refing. Proj.)       Aaa        1,585                                1,444
Series B, 5% 11/1/23 (FGIC
Insured)

Modesto Irrigation District:

Ctfs. of Prtn. (Geysers           A1         5,000                                4,644
Geothermal Pwr. Proj.)
Series 1986 A, 5% 10/1/17

Ctfs. of Prtn. (Cap.
Appreciation) (Rfdg. & Cap.
Impts. Proj.) Series A:

0% 10/1/08 (MBIA Insured)         Aaa        2,270                                1,450
(Escrowed to Maturity) (e)

0% 10/1/09 (MBIA Insured)         Aaa        2,270                                1,366
(Escrowed to Maturity) (e)

0% 10/1/10 (MBIA Insured)         Aaa        2,270                                1,288
(Escrowed to Maturity) (e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Moreno Valley Unified School      Aaa       $ 2,350                              $ 2,499
District Ctfs. of Prtn.
(Land Acquisition Proj.)
Series F, 6.7% 9/1/11 (FSA
Insured) (Pre-Refunded to
9/1/02 @ 102) (e)

Northern California Pwr.          Aaa        3,825                                4,751
Agcy. Rfdg. (Hydro Elec.
Proj. # 1) Series A, 7.5%
7/1/23 (AMBAC Insured)
(Pre-Refunded to 7/1/21  @
100) (e)

Northern California               Aaa        7,100                                8,261
Transmission Rev.  (Ore
Transmission Proj.) Series
A, 7% 5/1/13 (MBIA Insured)

Northern Pwr. Agcy. Multiple      Aaa        7,600                                8,142
Cap. Facilities Rev. 6.538%
8/1/25 (MBIA Insured)

Oakland Ctfs. of Prtn. Rfdg.      Aaa        2,750                                1,909
(Cap. Appreciation) (Oakland
Museum Proj.) Series A, 0%
4/1/07 (AMBAC Insured)

Oakland Redev. Agcy. Sub Tax      Aaa        1,000                                917
Allocation (Central District
Redev. Proj.) 5% 9/1/21
(MBIA Insured)

Ontario Redev. Fing. Auth.
Rev.:

(Cap. Appreciation) (Proj.
#1- Ctr. City Cimarron):

0% 8/1/08 (MBIA Insured)          Aaa        3,255                                2,101

0% 8/1/09 (MBIA Insured)          Aaa        3,260                                1,979

0% 8/1/10 (MBIA Insured)          Aaa        3,255                                1,851

Rfdg. (Ontario Redev. Proj.
#1):

6.65% 8/1/07 (MBIA Insured)       Aaa        1,000                                1,130

6.95% 8/1/11 (MBIA Insured)       Aaa        1,000                                1,166

Orange County Pub. Fin. Auth.
Waste Mgt. Sys. Rev. Rfdg.:

5.25% 12/1/13 (AMBAC Insured)     Aaa        4,000                                3,943
(d)

5.75% 12/1/09 (AMBAC Insured)     Aaa        1,620                                1,718
(d)

5.75% 12/1/11 (AMBAC Insured)     Aaa        4,000                                4,163
(d)

Orange County Arpt. Rev. Rfdg.:

5.5% 7/1/04 (MBIA Insured) (d)    Aaa        2,000                                2,091

5.5% 7/1/11 (MBIA Insured) (d)    Aaa        4,000                                4,083

6% 7/1/05 (MBIA Insured) (d)      Aaa        3,000                                3,218

6% 7/1/07 (MBIA Insured) (d)      Aaa        3,135                                3,387

Orange County Wtr. District       Aaa        1,000                                1,036
Ctfs. of Prtn. Rfdg. Series
A, 5.5% 8/15/09 (AMBAC
Insured)

Placer County Wtr. Agcy. Rev.     A+         8,830                                8,089
(Middle Fork Proj.) Series
A, 3.75% 7/1/12

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Pleasanton Joint Powers Fing.
Auth. Rev.:

(Reassessment Proj.) Series A:

5.7% 9/2/01                       Baa1      $ 1,150                              $ 1,179

5.8% 9/2/02                       Baa1       4,990                                5,171

6.15% 9/2/12                      Baa1       12,260                               12,819

Series A, 6% 9/2/05               Baa1       2,145                                2,269

Port of Oakland Port Rev.:

Rfdg. (Cap. Appreciation)
Series F:

0% 11/1/05 (MBIA Insured)         Aaa        300                                  226

0% 11/1/06 (MBIA Insured)         Aaa        2,890                                2,061

0% 11/1/07 (MBIA Insured)         Aaa        4,250                                2,869

Series G, 6% 11/1/07 (MBIA        Aaa        900                                  975
Insured) (d)

Rancho Wtr. District Fing.        Aaa        6,900                                7,302
Auth. Rev. 6.427% 8/17/21
(AMBAC Insured)
(Pre-Refunded to 9/11/01 @
102) (e)

Redding Elec. Sys. Rev.:

Ctfs. of Prtn. Rfdg. (Cap.        Aaa        1,730                                1,258
Appreciation) Series A, 0%
6/1/06 (FGIC Insured)

Rfdg. Ctfs. of Prtn. (Cap.
Appreciation) Series A:

0% 6/1/07 (FGIC Insured)          Aaa        1,890                                1,302

0% 6/1/08 (FGIC Insured)          Aaa        1,300                                846

Richmond Redev. Agcy. Tax         Aaa        105                                  113
Allocation Harbour Redev. 7%
7/1/09 (FSA Insured)

Riverside County Pub.Fing.
Auth. Tax Allocation Rev.:

(Redev. Proj.) Series A:

4.8% 10/1/07                      Baa2       1,080                                1,054

5% 10/1/09                        Baa2       1,140                                1,105

5.1% 10/1/10                      Baa2       1,245                                1,200

5.25% 10/1/12                     Baa2       1,375                                1,320

5.5% 10/1/22                      Baa2       4,500                                4,215

(Redev. Projs.) Series A, 5%      Baa2       1,135                                1,113
10/1/08

Riverside County Asset
Leasing Corp. Leasehold Rev.
(Riverside County Hosp.
Proj.):

Series A:

5.75% 6/1/01 (MBIA Insured)       Aaa        1,250                                1,286

6.375% 6/1/09 (MBIA Insured)      Aaa        5,000                                5,372

6.5% 6/1/12 (MBIA Insured)        Aaa        18,000                               20,172

Series B, 5.7% 6/1/16 (MBIA       Aaa        1,950                                2,000
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Riverside County Redev. Agcy.
Tax Allocation (Redev. Proj.
#4) Series A:

7.5% 10/1/10 (Pre-Refunded to     BBB       $ 1,000                              $ 1,086
10/1/01  @ 102) (e)

7.5% 10/1/26 (Pre-Refunded to     BBB        2,500                                2,715
10/1/01  @ 102) (e)

Riverside Unified School          Aaa        5,485                                5,941
District Ctfs. of Prtn.
(Cap. Appreciation) (Land
Acquisition Proj.) Series B,
7.375% 9/1/26 (FSA Insured)

Sacramento City Fing. Auth.       Aaa        2,000                                1,977
Lease Rev. Rfdg. Series A,
5.4% 11/1/20 (AMBAC Insured)

Sacramento Cogeneration Auth.
Cogeneration Proj. Rev.
(Procter & Gamble Proj.):

5.7% 7/1/00                       BBB-       1,200                                1,216

5.9% 7/1/02                       BBB-       1,000                                1,040

6% 7/1/03                         BBB-       700                                  735

6.375% 7/1/10                     BBB-       700                                  734

6.5% 7/1/21 (Pre-Refunded to      BBB-       3,200                                3,562
7/1/05  @ 102) (e)

Sacramento County Ctfs. of        Aaa        1,000                                984
Prtn. Rfdg. (Pub. Facilities
Proj.- Coroner/Crime Lab.)
4.8% 10/1/10 (AMBAC Insured)

Sacramento Muni. Util.
District Elec. Rev.:

Rfdg. Series L, 5.125% 7/1/22     Aaa        4,000                                3,727
(MBIA Insured)

Series M, 5.25% 7/1/28            A2         6,500                                6,019

5.45% 11/15/08 (FGIC Insured)     Aaa        17,700                               18,432

Sacramento Pwr. Auth.
Cogeneration Proj. Rev.:

6% 7/1/22                         BBB-       2,700                                2,698

6.5% 7/1/06                       BBB-       4,500                                4,908

6.5% 7/1/07                       BBB-       2,000                                2,169

6.5% 7/1/08                       BBB-       1,000                                1,084

San Bernadino County Trans.       Aaa        4,000                                4,413
Auth. Sales Tax Rev. Rfdg.
Series A, 6.25% 3/1/10 (MBIA
Insured)

San Bernardino County:

Ctfs. of Prtn:

(Cap. Facilities Proj.)           AAA        7,500                                8,903
Series B, 6.875% 8/1/24
(Escrowed to Maturity) (e)

(Med. Ctr. Fing. Proj.) 5.5%      Aaa        2,500                                2,636
8/1/06  (MBIA Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

San Bernardino County: -
continued

Ctfs. of Prtn:

Rfdg. (Med. Ctr. Fing. Proj.)     A3        $ 915                                $ 929
5.25% 8/1/04

Rfdg. Ctfs. of Prtn. (Med.        A3         10,000                               9,536
Ctr. Fing. Proj.) 5.5% 8/1/22

San Diego County Ctfs. of
Prtn.:

(Burnham Institute):

5.7% 9/1/11                       Baa3       800                                  801

6.25% 9/1/29                      Baa3       3,200                                3,199

(Sharp Healthcare) 5.25%          Aaa        1,670                                1,716
8/15/09 (MBIA Insured)

San Diego County Wtr. Auth.       Aaa        5,000                                5,195
Wtr. Rev. Ctfs. of Prtn.
5.632% 4/25/07 (FGIC Insured)

San Diego Multi-Family Hsg.       AAA        1,585                                1,585
Rev.  (Island Gardens Apts.
Proj.) Series B,  9.5%
10/20/20, LOC Govt. Nat'l.
Mortgage Assoc.

San Diego Pub. Facilities         Aaa        1,000                                999
Fing. Auth. Swr. Rev. Series
B, 5.375% 5/15/15 (FGIC
Insured)

San Francisco Bay Area Rapid
Trans. District Sales Tax
Rev. Rfdg.:

5.25% 7/1/11                      Aa3        1,350                                1,368

5.25% 7/1/12                      Aa3        8,920                                8,974

5.25% 7/1/14                      Aa3        5,110                                5,067

5.25% 7/1/18                      Aa3        4,500                                4,343

San Francisco Bay Area Trans.
Fing. Auth. (Bridge Toll):

4.75% 8/1/01 (American Cap.       A          1,000                                1,008
Access Corp. Insured)

5% 8/1/02 (American Cap.          A          1,000                                1,013
Access Corp. Insured)

5.5% 8/1/05 (American Cap.        A          1,000                                1,029
Access Corp. Insured)

5.75% 2/1/07 (American Cap.       A          1,500                                1,556
Access Corp. Insured)

San Francisco Bldg. Auth.         A1         2,640                                2,685
Lease Rev. (Dept. Gen. Svcs.
Lease Proj.) Series A, 5%
10/1/08

San Francisco City & County       Aaa        1,500                                1,576
Gen. Oblig. Rfdg. Series 1,
5.5% 6/15/09 (FGIC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

San Francisco City & County
Arpt. Commission Int'l.
Arpt. Rev.:

(SPL Facilities Lease - SFO
Fuel Co. Proj.) Series A:

5.125% 1/1/17 (AMBAC Insured)     Aaa       $ 6,000                              $ 5,672
(d)

5.25% 1/1/18 (AMBAC Insured)      Aaa        4,515                                4,290
(d)

5.25% 1/1/19 (AMBAC Insured)      Aaa        4,750                                4,495
(d)

Second Series Issue 12B           Aaa        2,500                                2,502
5.625% 5/1/21 (FGIC Insured)

Second Series Issue 22, 5%        Aaa        2,605                                2,608
5/1/09  (AMBAC Insured) (d)

Second Series Issue 23A:

5.5% 5/1/07 (FGIC Insured) (d)    Aaa        1,045                                1,094

5.5% 5/1/08 (FGIC Insured) (d)    Aaa        2,755                                2,879

Second Series Issue 9 A,          Aaa        2,000                                2,041
5.125% 5/1/07 (FGIC Insured)
(d)

Second Series, Issue 10A,         Aaa        3,680                                3,813
5.3% 5/1/06 (MBIA Insured)
(d)

Second Series, Issue 15A,         Aaa        4,295                                4,441
5.6% 5/1/02 (FSA Insured) (d)

Second Series, Issue 16-A         Aaa        5,035                                4,870
5.375% 5/1/18 (FSA Insured)
(d)

Second Series, Issue 18-A:

5.25% 5/1/11 (MBIA Insured)       Aaa        3,280                                3,286
(d)

6% 5/1/05 (MBIA Insured) (d)      Aaa        2,375                                2,543

San Francisco City & County       A1         1,000                                1,070
Pub. Util. Commission Wtr.
Rev. Rfdg. Series A, 6.5%
11/1/09

San Francisco City & County
Redev. Fing. Auth. Tax
Allocation Rev.:

(Cap. Appreciation) Series A:

0% 8/1/08 (FGIC Insured)          Aaa        1,085                                700

0% 8/1/09 (FGIC Insured)          Aaa        1,085                                659

0% 8/1/10 (FGIC Insured)          Aaa        1,085                                617

Rfdg. (Cap. Appreciation)         Aaa        1,475                                839
(San Francisco Redev. Proj.)
Series B, 0% 8/1/10  (MBIA
Insured)

San Francisco City & County
Swr. Rev.  (Cap.
Appreciation) Series B:

0% 10/1/06 (FGIC Insured)         Aaa        3,690                                2,642

0% 10/1/07 (FGIC Insured)         Aaa        4,770                                3,233

0% 10/1/08 (FGIC Insured)         Aaa        1,600                                1,024

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

San Joaquin County Ctfs. of
Prtn. (Gen. Hosp. Proj.):

5.7% 9/1/01 (Escrowed to          A2        $ 2,250                              $ 2,322
Maturity) (e)

6.625% 9/1/20 (Pre-Refunded       A2         2,500                                2,755
to 9/1/03  @ 102) (e)

San Jose Arpt. Rev. Rfdg.         Aaa        1,905                                2,051
5.875% 3/1/07  (FGIC Insured)

San Jose Redev. Agcy. Tax
Allocation:

(Merged Area Redev. Proj.):

4.75% 8/1/18 (AMBAC Insured)      Aaa        1,910                                1,705

4.75% 8/1/29 (AMBAC Insured)      Aaa        7,150                                6,071

Rfdg. (Merged Area Redev.         Aaa        3,000                                3,233
Proj.) 6% 8/1/15 (MBIA
Insured)

San Mateo County Trans.           Aaa        3,190                                3,236
District Sales Tax Rev.
Series A, 5.25% 6/1/11 (FSA
Insured)

Santa Clara County Fing.
Auth. Lease Rev.  (VMC
Facilities Replacement
Proj.) Series A:

7.75% 11/15/08 (AMBAC Insured)    Aaa        1,175                                1,429

7.75% 11/15/09 (AMBAC Insured)    Aaa        3,725                                4,554

Santa Clara County Tran.          AA         8,500                                8,005
District Sales Tax Rev.
Rfdg. Series A, 5.25% 6/1/21

Santa Margarita/Dana Point
Auth. Rev. Rfdg. (Impt.
Dists. 1&2 - 2A&8) Series A:

7.25% 8/1/07 (MBIA Insured)       Aaa        2,200                                2,564

7.25% 8/1/08 (MBIA Insured)       Aaa        1,780                                2,091

7.25% 8/1/12 (MBIA Insured)       Aaa        1,865                                2,233

South Orange County Pub.
Fing. Auth. Spl. Tax Rev.:

(Foothill Area) Series C:

7.5% 8/15/06 (FGIC Insured)       Aaa        2,000                                2,346

7.5% 8/15/07 (FGIC Insured)       Aaa        2,290                                2,708

8% 8/15/09 (FGIC Insured)         Aaa        3,650                                4,518

Rfdg. Series A, 7% 9/1/10         Aaa        3,300                                3,846
(MBIA Insured)

Southern California Pub. Pwr.
Auth. Pwr. Proj. Rev.:

(Multiple Projs.):

6.75% 7/1/01                      A          2,000                                2,080

6.75% 7/1/10                      A          1,400                                1,581

6.75% 7/1/11                      A          6,500                                7,336

7% 7/1/05                         A          2,300                                2,393

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Southern California Pub. Pwr.
Auth. Pwr. Proj. Rev.: -
continued

Rfdg.:

(Mead Adelanto Proj.) Series      Aaa       $ 2,000                              $ 1,816
A, 4.75% 7/1/16 (AMBAC
Insured)

Series A, 5% 7/1/15 (AMBAC        Aaa        1,000                                944
Insured) (Escrowed to
Maturity) (e)

Southern California Pub. Pwr.     Aa3        1,000                                984
Auth. Transmission Proj.
Rev. Rfdg. (Southern
Transmission Proj.) 5.5%
7/1/20

Stanislaus County Rfdg. Ctfs.     Aaa        1,500                                1,487
of Prtn. (Cap. Impt. Prog.)
Series A, 5.25% 5/1/14 (MBIA
Insured)

Sulpher Springs Unified
School District Series A:

0% 9/1/07 (MBIA Insured)          Aaa        4,445                                3,025

0% 9/1/08 (MBIA Insured)          Aaa        4,745                                3,051

0% 9/1/09 (MBIA Insured)          Aaa        2,485                                1,502

0% 9/1/12 (MBIA Insured)          Aaa        2,750                                1,371

Tahoe-Truckee Joint Unified       Aaa        6,625                                3,751
School District  (Cap.
Appreciation) Series A, 0%
9/1/10 (FGIC Insured)
(Escrowed to Maturity) (e)

Univ. of California Revs.:

(Multi Purp. Projs.) Series H:

5.25% 9/1/10 (FGIC Insured)       Aaa        2,840                                2,898

5.25% 9/1/11 (FGIC Insured)       Aaa        2,990                                3,028

Rfdg. (Multiple Purp. Projs.)     Aaa        100                                  114
Series C, 9% 9/1/02 (AMBAC
Insured)

Upland Ctfs. of Prtn. Rfdg.
(San Antonio Cmnty. Hosp.
Proj.):

5.25% 1/1/08                      A          3,700                                3,661

5.25% 1/1/13                      A          8,500                                8,097

West Covina Ctfs. of Prtn.
(Queen of The Valley Hosp.
Proj.):

5.9% 8/15/02 (Escrowed to         A2         875                                  917
Maturity) (e)

6% 8/15/03 (Escrowed to           A2         925                                  982
Maturity) (e)

6.125% 8/15/04 (Escrowed to       A2         980                                  1,055
Maturity) (e)

                                                                                  1,236,453

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

GUAM - 0.6%

Guam Pwr. Auth. Rev. Series A:

4% 10/1/01                        Baa3      $ 1,500                              $ 1,488

4% 10/1/02                        Baa3       2,425                                2,388

4% 10/1/03                        Baa3       1,795                                1,754

4% 10/1/04                        Baa3       1,620                                1,566

                                                                                  7,196

PUERTO RICO - 1.7%

Puerto Rico Commonwealth:

(Pub. Impt.):

5% 7/1/01                         Baa1       4,000                                4,048

5% 7/1/02                         Baa1       3,305                                3,357

Rfdg. (Pub. Impt.) 5.5% 7/1/11    Baa1       5,675                                5,816

Puerto Rico Muni. Fin. Agcy.:

Rfdg. Series B, 5.5% 7/1/02       Aaa        5,105                                5,288
(FSA Insured)

Series A, 5.5% 7/1/02 (FSA        Aaa        2,845                                2,947
Insured)

                                                                                  21,456

TOTAL MUNICIPAL BONDS                                                          1,265,105
(Cost $1,249,876)



MUNICIPAL NOTES - 1.7%



CALIFORNIA - 1.7%

California Poll. Cont. Fing.
Auth. Poll. Cont. Rev. Rfdg.
 (Pacific Gas & Elec. Co.):

Series 1996 C, 2.65%, LOC        10,600                                10,600
Bank of America NA, VRDN (c)

Series 1996 G, 2.7%, VRDN (c)    1,400                                 1,400

Series 1997 B, 2.7%, LOC         4,100                                 4,100
Deutsche Bank AG, VRDN (c)(d)

Series E, 2.55%, LOC Morgan      900                                   900
Guaranty Trust Co., NY, VRDN
(c)

California Poll. Cont. Fing.     1,100                                 1,100
Auth. Resource Recovery
Rev. (Atlantic Richfield
Co.) Series 1994 A, 2.75%,
VRDN (c)(d)

California Poll. Cont. Fing.     1,200                                 1,200
Auth. Solid Waste Disp. Rev.
 (Shell Oil Co. Martinez
Proj.) Series 1994 A, 2.65%,
VRDN (c)(d)

MUNICIPAL NOTES - CONTINUED

                                PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Chula Vista Ind. Dev. Rev.      $ 1,700                               $ 1,700
(San Diego Gas & Elec. Co.)
Series 1997 A, 2.5%, VRDN
(c)(d)

Orange County Ctfs. of Prtn.     1,200                                 1,200
(Sanitation District # 1 to
7 & 11) Series 1990 1992 C,
2.55% (FGIC Insured), VRDN
(c)

TOTAL MUNICIPAL NOTES                                                 22,200
(Cost $22,200)

TOTAL INVESTMENT IN                                              $ 1,287,305
SECURITIES - 100%
(Cost $1,272,076)


SECURITY TYPE ABBREVIATION

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Standard & Poor's(registered trademark) credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows:

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        79.0%      AAA, AA, A    83.6%

Baa               7.7%       BBB           7.9%

Ba                0.0%       BB            0.0%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 2.2%.

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations          25.1%

Electric Utilities           12.0

Transportation               11.8

Escrowed/Pre-Refunded        10.1

Special Tax                   8.5

Education                     8.4

Water & Sewer                 7.6

Health Care                   7.0

Lease Revenue                 5.3

Others (individually less     4.2
than 5%)

                            100.0%

INCOME TAX INFORMATION

At August 31, 1999, the aggregate cost of investment securities for income tax purposes was $1,272,078,000. Net unrealized appreciation aggregated $15,227,000, of which $40,206,000 related to appreciated investment securities and $24,979,000 related to depreciated investment securities.

At February 28, 1999 the fund was required to defer approximately
$5,014,000 of losses on futures contracts.

SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)        AUGUST 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 1,287,305
value (cost $1,272,076) -
See accompanying schedule

Cash                                      130

Receivable for investments                472
sold

Receivable for fund shares                488
sold

Interest receivable                       17,672

Other receivables                         51

 TOTAL ASSETS                             1,306,118

LIABILITIES

Payable for investments         $ 8,606
purchased

Payable for fund shares          1,884
redeemed

Distributions payable            1,462

Accrued management fee           411

Other payables and accrued       144
expenses

 TOTAL LIABILITIES                        12,507

NET ASSETS                               $ 1,293,611

Net Assets consist of:

Paid in capital                          $ 1,278,449

Accumulated undistributed net             (67)
realized gain (loss) on
investments

Net unrealized appreciation               15,229
(depreciation) on investments

NET ASSETS, for 109,669                  $ 1,293,611
shares outstanding

NET ASSET VALUE, offering                 $11.80
price and redemption price
per share ($1,293,611
(divided by) 109,669 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS
                    SIX
                    MONTHS ENDED AUGUST 31, 1999
                                     (UNAUDITED)

INTEREST INCOME                         $ 33,693

EXPENSES

Management fee                 $ 2,537

Transfer agent fees             507

Accounting fees and expenses    160

Non-interested trustees'        2
compensation

Custodian fees and expenses     23

Registration fees               16

Audit                           19

Legal                           2

 Total expenses before          3,266
reductions

 Expense reductions             (7)      3,259

NET INTEREST INCOME                      30,434

REALIZED AND UNREALIZED GAIN             4,929
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                 (69,136)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                          (64,207)

NET INCREASE (DECREASE) IN              $ (33,773)
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION
Expense reductions

 Custodian credits                      $ 5

 Transfer agent credits                  2

                                        $ 7

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED AUGUST 31,  YEAR ENDED FEBRUARY 28,
                                 1999                         1999
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 30,434                     $ 58,776

 Net realized gain (loss)         4,929                        15,153

 Change in net unrealized         (69,136)                     886
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (33,773)                     74,815
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (30,434)                     (58,776)
From net interest income

 From net realized gain           (3,525)                      (10,872)

 TOTAL DISTRIBUTIONS              (33,959)                     (69,648)

Share transactions Net            187,702                      338,914
proceeds from sales of shares

 Reinvestment of distributions    24,254                       51,113

 Cost of shares redeemed          (209,363)                    (274,845)

 NET INCREASE (DECREASE) IN       2,593                        115,182
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (65,139)                     120,349
IN NET ASSETS

NET ASSETS

 Beginning of period              1,358,750                    1,238,401

 End of period                   $ 1,293,611                  $ 1,358,750

OTHER INFORMATION
Shares

 Sold                             15,422                       27,333

 Issued in reinvestment of        1,999                        4,128
distributions

 Redeemed                         (17,254)                     (22,189)

 Net increase (decrease)          167                          9,272


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED AUGUST 31,  YEARS ENDED FEBRUARY 28,
                                 1999

                                 (UNAUDITED)                  1999                  1998      1997      1996 F    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.410                     $ 12.360              $ 11.810  $ 11.720  $ 11.120  $ 12.100
period

Income from Investment            .277                         .569                  .589      .599      .625      .685
Operations Net interest
income

Net realized  and unrealized      (.578)                       .154                  .550      .096      .597      (.830)
gain (loss)

Total from investment             (.301)                       .723                  1.139     .695      1.222     (.145)
operations

Less Distributions

From net interest  income         (.277)                       (.569)                (.589)    (.602)    (.622)    (.685)

From net  realized gain           (.032)                       (.104)                -         (.003)    -         (.150)

Total distributions               (.309)                       (.673)                (.589)    (.605)    (.622)    (.835)

Net asset value, end of period   $ 11.800                     $ 12.410              $ 12.360  $ 11.810  $ 11.720  $ 11.120

TOTAL RETURN B, C                 (2.47)%                      6.00%                 9.89%     6.16%     11.25%    (0.91)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 1,294                      $ 1,359               $ 1,238   $ 486     $ 498     $ 477
millions)

Ratio of expenses to average      .49% A                       .52%                  .54% D    .57%      .58%      .56%
net assets

Ratio of expenses to average      .49% A                       .52%                  .53% E    .57%      .58%      .56%
net assets after expense
reductions

Ratio of net interest income      4.53% A                      4.59%                 4.85%     5.19%     5.44%     6.16%
to average net assets

Portfolio turnover rate           41% A                        34%                   37%       17%       37%       29%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. F FOR THE YEAR ENDED FEBRUARY 29

SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN CA MUNICIPAL MONEY      1.33%          2.64%        17.00%        39.86%
MARKET

California Tax-Free   Money     1.22%          2.44%        15.58%        n/a
Market Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on November 27, 1989. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the California tax-free money market funds average, which reflects the performance of California tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six month average represents a peer group of 40 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1999     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN CA MUNICIPAL MONEY        2.64%        3.19%         3.49%
MARKET

California Tax-Free   Money       2.44%        2.90%         n/a
Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                                8/30/99  5/31/99  3/1/99  11/30/98  8/31/98

Spartan California  Municipal   2.64%    2.65%    2.37%   2.65%     2.61%
Money Market



California Tax-Free Money       2.40%    2.55%    2.17%   2.45%     2.42%
Market Funds Average



Spartan California  Municipal   4.54%    4.55%    4.08%   4.56%     4.49%
Money Market -  Tax-equivalent



Portion of fund's income        20.94%   17.87%   20.62%  11.92%    1.21%
subject to state taxes




Spartan California
 Municipal Money
 Market

California Tax-Free
 Money Market

 Funds Average

4% -
3% -
2% -
1% -
0%
Row: 1, Col: 1, Value: 2.64
Row: 1, Col: 2, Value: 2.4
Row: 2, Col: 1, Value: 2.65
Row: 2, Col: 2, Value: 2.55
Row: 3, Col: 1, Value: 2.37
Row: 3, Col: 2, Value: 2.17
Row: 4, Col: 1, Value: 2.65
Row: 4, Col: 2, Value: 2.45
Row: 5, Col: 1, Value: 2.61
Row: 5, Col: 2, Value: 2.42

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the California tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1999 federal and state income tax rate of 41.95%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight comparison
between the two may be
misleading because it ignores
the way taxes reduce taxable
returns. Tax-equivalent yield -
the yield you'd have to earn on
a similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind that
the U.S. government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.

SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Spartan
California Municipal Money Market Fund

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE PAST SIX
MONTHS, DIANE?

A. Investors confronted issues that have characterized the U.S. economy for some time: strong economic growth, tight labor markets and expectations of inflationary pressures. Consumer confidence was at an all-time high, prompting strong consumer spending that fueled economic growth above an annual rate of 3% during the first half of 1999. In addition, unemployment stayed at historically low levels. Low unemployment usually causes employers to raise wages to attract or retain workers, passing on the additional costs in the form of price increases. However, we have yet to see significant evidence of higher prices. The consumer price index (CPI) increased only about 2% over the past year. Wages have started to creep up, but have been largely offset by increases in productivity. The backdrop at the end of 1998 was similar, but the Federal Reserve Board cut short-term interest rates three times because of global economic instability and aversion to risk. However, during the first six months of 1999 it became apparent that these negative influences had dissipated. With continued robust economic growth and tight labor markets increasing the potential for inflation, the Fed felt the need to act pre-emptively by implementing a 0.25 percentage point hike in the rate banks charge each other - known as the fed funds target rate - in June. The Fed raised this rate by 0.25 percentage points again in August - bringing it to 5.25% at the end of the period - apparently taking away another of the three rate cuts it had implemented in late 1998.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. In addition to economic fundamentals, the fund's strategy was dictated by technical factors - issues of supply and demand. In general, strong demand for short-term California paper dampens yields on very short-maturity money market instruments such as variable-rate demand notes and commercial paper. Investors looking to buy these securities have to pay a premium for the California state tax exemption. The supply of one-year California exempt notes, however, outpaces the demand for them, leading issuers to offer yields that are attractive even to mutual funds that invest in municipal securities from across the U.S. Throughout the period, I looked for opportunities in one-year paper. I increased the fund's stake in that sector toward the end of the period because the supply of one-year paper was particularly heavy, leading to especially attractive yields. These purchases increased the average maturity of the fund to 59 days at the end of the period, longer than the average of its peers. In addition, I turned some of my focus - within the limits set by the fund's prospectus - to out-of-state investments that offered more appealing after-state-tax yields than state-tax-free alternatives in the California market. Even though more of shareholders' income will be taxable at the state level because of these investments, I pursued this strategy to enable the fund to provide higher yields on a tax-adjusted basis.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on August 31, 1999, was 2.64%, compared to 2.36% six months ago. The latest yield was the equivalent of a 4.54% taxable yield for investors in the 41.95% combined state and federal tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through August 31, 1999, the fund's six-month total return was 1.33%, compared to 1.22% for the California tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK FOR THE REST OF THE YEAR?

A. There is a good chance that the Fed will take away the last of the three 0.25 percentage point cuts it implemented in late 1998. Broad hints of inflation have sparked these concerns, including overall compensation and unit labor costs, as well as commodity prices. We also saw a slowdown in non-farm productivity in the second quarter. Fed Chairman Alan Greenspan made clear in his July Humphrey-Hawkins testimony before Congress that if productivity slows it may lead to price pressures arising from tight labor markets. One remaining question is whether or not the Fed will wait for signs of inflation to appear before it raises rates a third time. Another consideration that might influence municipal securities is the Year 2000 issue. As one of many factors we look at, we'll be paying close attention to this issue in the months ahead.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks as high a level of
current income, exempt from
federal and California state
personal income tax, as is
consistent with preservation
of capital

FUND NUMBER: 457

TRADING SYMBOL: FSPXX

START DATE: November 27,
1989
SIZE: as of August 31, 1999,
more than $1.2 billion

MANAGER: Diane McLaughlin,
since 1997; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in 1992

SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES




MATURITY DIVERSIFICATION

DAYS                     % OF FUND'S INVESTMENTS 8/31/99  % OF FUND'S INVESTMENTS 2/28/99  % OF FUND'S INVESTMENTS 8/31/98

  0 - 30                  67.2                             73.2                             72.0

  31 - 90                 17.2                             3.7                              16.6

 91 - 180                 1.4                              15.4                             2.2

181 - 397                 14.2                             7.7                              9.2


WEIGHTED AVERAGE MATURITY

                               8/31/99                          2/28/99                          8/31/98

Spartan California Municipal   59 DAYS                          44 Days                          41 Days
Money Market Fund

California Tax Free Money      58 DAYS                          40 Days                          43 Days
Market  Funds Average *



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF AUGUST 31, 1999                                           AS OF FEBRUARY 28, 1999

Variable Rate Demand Notes                                      Variable Rate Demand Notes
(VRDNs)                          34.9%                          (VRDNs)                           46.4%

Commercial Paper (including                                     Commercial Paper (including
CP Mode)                         17.9%                          CP Mode)                          11.2%

Tender Bonds                      4.1%                          Tender Bonds                       0.8%

Municipal Notes                  20.5%                          Municipal Notes                   19.9%

Municipal Money  Market Funds    20.1%                          Municipal Money  Market Funds     20.5%

Other Investments                 2.5%                          Other Investments                  1.2%

Row: 1, Col: 1, Value: 34.9                                     Row: 1, Col: 1, Value: 46.4
Row: 1, Col: 2, Value: 0.0                                      Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 17.9                                     Row: 1, Col: 3, Value: 11.2
Row: 1, Col: 4, Value: 4.1                                      Row: 1, Col: 4, Value: 0.8
Row: 1, Col: 5, Value: 20.5                                     Row: 1, Col: 5, Value: 19.9
Row: 1, Col: 6, Value: 20.1                                     Row: 1, Col: 6, Value: 20.5
Row: 1, Col: 7, Value: 0.0                                      Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.5                                      Row: 1, Col: 8, Value: 1.1





SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

INVESTMENTS AUGUST 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES - 100.0%

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - 78.5%

Alameda County Ind. Dev.
Auth. Rev.:

(Edward L. Shimmon, Inc.         $ 2,900                               $ 2,900
Proj.) Series 1996 A, 3%,
LOC Banque Nationale de
Paris, VRDN (a)(d)

(Meskimen Family Trust Proj.)     5,200                                 5,200
Series A, 3%, LOC Banque
Nationale de Paris, VRDN
(a)(d)

Series 1998 A, 3%, LOC Wells      4,000                                 4,000
Fargo Bank NA,  San
Francisco, VRDN (a)(d)

Alameda County Multi-family       3,600                                 3,600
Hsg. Rev. (Berkely Proj.)
Series 1998 A, 3%, LOC Wells
Fargo Bank NA,  San
Francisco, VRDN (a)(d)

Butte County Office of Ed.        8,300                                 8,308
TRAN 4% 10/15/99

California Dept. of Veteran       18,360                                18,360
Affairs Home Purchase Rev.
Participating VRDN Series
FR/RI A17, 3.15% (Liquidity
Facility Nat'l. Westminster
Bank PLC) (a)(d)(e)

California Dept. of Wtr.          2,024                                 2,024
Resources Wtr. Sys. Rev.
Series 1, 3.3% 9/8/99, CP

California Econ. Dev. Fin.
Auth.:

(ISO Corp. Proj.):

Series 1998 B, 2.55%, LOC         3,000                                 3,000
Bank of America NA, VRDN (a)

Series 1998 D, 2.55%, LOC         2,100                                 2,100
Bank of America NA, VRDN (a)

(Joseph Schmidt Proj.) Series     2,000                                 2,000
A, 3%, LOC Bank of The West,
VRDN (a)(d)

California Econ. Dev. Fin.
Auth. Ind. Dev. Rev.:

(Calco, LLC Proj.) Series         1,100                                 1,100
1997, 2.95%, LOC Wells Fargo
Bank NA, San Francisco, VRDN
(a)(d)

(Kuhnash Properties III,          1,500                                 1,500
LLC/Arkay Plastics, LLC
Proj.)  Series 1997, 3.1%,
LOC PNC Bank NA, VRDN (a)(d)

California Ed. Facilities         6,885                                 6,885
Auth. Rev. Participating
VRDN  Series FR/RI 37, 3.15%
(AMBAC Insured) (Liquidity
Facility Bank of New York
NA) (a)(d)(e)

California Gen. Oblig.:

Bonds:

(Veterans) Series BJ, 3.2%,       4,000                                 4,000
tender 6/1/00 (d)

Series PA 315, 3.55%, tender      3,270                                 3,270
2/24/00 (Liquidity Facility
Merrill Lynch & Co., Inc.)
(d)(e)(f)

5.5% 10/1/99                      1,500                                 1,503

6% 11/1/99                        1,000                                 1,004

Participating VRDN:

Series 1996 L, 3.04%              6,655                                 6,655
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(e)

Series SG 84, 3.04%               2,735                                 2,735
(Liquidity Facility Societe
Generale, France) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Gen. Oblig.: -
continued

Participating VRDN: - continued

Series SG 85, 3.04%              $ 5,500                               $ 5,500
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SGB 15, 3.16%              5,875                                 5,875
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SGB 7, 3.16%               2,100                                 2,100
(Liquidity Facility Societe
Generale, France) (a)(e)

Rfdg. 3.5% 10/1/99                12,130                                12,135

3% 10/14/99, CP                   2,000                                 2,000

3.05% 9/8/99, CP                  19,400                                19,400

3.1% 10/13/99, CP                 8,700                                 8,700

3.25% 10/1/99, CP                 2,800                                 2,800

3.25% 10/7/99, CP                 5,400                                 5,400

3.3% 9/10/99, CP                  4,800                                 4,800

3.3% 10/6/99, CP                  8,000                                 8,000

3.3% 10/12/99, CP                 9,900                                 9,900

California Health Facilities      4,130                                 4,130
Fin. Auth. Rev.
Participating VRDN Series
1998 140, 2.99% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(e)

California Hsg. Fin. Agcy.
Rev.:

Participating VRDN:

Series 1996 C1, 3.24%             1,925                                 1,925
(Liquidity Facility Bank of
America NA) (a)(d)(e)

Series 1996 C2, 3.24%             4,075                                 4,075
(Liquidity Facility Bank of
America NA) (a)(d)(e)

Series 96C0505, 3.19%             1,010                                 1,010
(Liquidity Facility
Citibank,  New York NA)
(a)(d)(e)

Series PA 112, 3.09%              1,844                                 1,844
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series PA 90, 3.09%               1,045                                 1,045
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series PT 14, 3.04%               2,635                                 2,635
(Liquidity Facility
Commerzbank AG) (a)(e)

Series PT 40A, 3.09%              1,300                                 1,300
(Liquidity Facility
Commerzbank AG) (a)(d)(e)

Series PT 40B, 3.09%              13,075                                13,075
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

Series PT 40D, 3.09%              7,430                                 7,430
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Hsg. Fin. Agcy.
Rev.: - continued

Participating VRDN: - continued

Series PT 56, 3.09%              $ 190                                 $ 190
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series PT 68, 3.09%               3,220                                 3,220
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series D, 3.02% 4/30/00 (MBIA     2,300                                 2,300
Insured) (d)

California Hsg. Fin. Agcy.        13,400                                13,400
Single Family Mtg. Series
1999 E, 3.4% 8/1/00 (Cdc
Fdg. Corp. Guaranteed) (d)

California Poll. Cont. Fing.
Auth. Poll. Cont. Rev.:

(Pacific Gas & Elec. Co.):

Series 1997 C, 2.7%, LOC KBC      7,650                                 7,650
Bank, NV, VRDN (a)(d)

Series D, 2.65%, LOC UBS AG,      2,500                                 2,500
VRDN (a)

(Southern California Edison       2,900                                 2,900
Proj.) Series 1986 A,  2.6%,
VRDN (a)

Rfdg. (Pacific Gas & Elec.
Co.):

Series 1996 G, 2.7%, VRDN (a)     3,000                                 3,000

Series 1997 B, 2.7%, LOC          4,400                                 4,400
Deutsche Bank AG, VRDN (a)(d)

Series E, 2.55%, LOC Morgan       5,100                                 5,100
Guaranty Trust Co., NY, VRDN
(a)

California Poll. Cont. Fing.      700                                   700
Auth. Resource Recovery Rev.
(Atlantic Richfield Co.)
Series 1994 A, 2.75%, VRDN
(a)(d)

California School Cash            32,400                                32,586
Reserve Prog. Auth. TRAN
Series 1999 A, 4% 7/3/00
(AMBAC Insured)

California Statewide Cmntys.      7,600                                 7,600
Dev. Auth. Rev. (Covenant
Retirement Cmnty., Inc.)
Series 1995, 3.125%, LOC
LaSalle Nat'l. Bank,
Chicago, VRDN (a)

California Statewide Cmntys.
Dev. Corp. Rev.:

(American River Packaging)        1,725                                 1,725
3.1%, LOC California
Teachers Retirement Sys.,
VRDN (a)(d)

(Carvin Corp. Proj.) 3.05%,       2,040                                 2,040
LOC California Teachers
Retirement Sys., VRDN (a)(d)

(Duke, Inc. Proj.) Series         1,230                                 1,230
1996 E, 3.1%, LOC Wells
Fargo Bank NA, San
Francisco, VRDN (a)(d)

(Lynwood Enterprises LLC          2,000                                 2,000
Proj.) Series 1997 D, 3.1%,
LOC Fleet Nat'l. Bank, VRDN
(a)(d)

(Propak Corp. Proj.) Series       2,020                                 2,020
1994 B, 3.05%, LOC
California Teachers
Retirement Sys., VRDN (a)(d)

(Rapelli of California, Inc.      2,500                                 2,500
Proj.) 3.05%, LOC California
Teachers Retirement Sys.,
VRDN (a)(d)

(Rix Industries Proj.) Series     1,760                                 1,760
1996 I, 3.1%, LOC Wells
Fargo Bank NA, San
Francisco, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Statewide Cmntys.
Dev. Corp. Rev.: - continued

(Setton Properties, Inc.         $ 760                                 $ 760
Proj.) Series 1995 E, 3.1%,
LOC Wells Fargo Bank NA, San
Francisco, VRDN (a)(d)

Chula Vista Ind. Dev. Rev.
Bonds (San Diego Gas &
Elec.) Series C:

2.8% tender 9/9/99, CP mode       11,000                                11,000
(d)

3% tender 9/16/99, CP mode (d)    2,100                                 2,100

Clipper Tax-Exempt Trust Hsg.     3,820                                 3,820
Fin. Agcy. Participating
VRDN Series 1994 1, 3.39%
(Liquidity Facility State
Street Bank & Trust Co.)
(a)(d)(e)

Contra Costa County TRAN 5%       11,400                                11,417
10/1/99

Cucamonga County Wtr.             4,200                                 4,200
District Participating VRDN
Series FR/RI A32, 3.1%
(Liquidity Facility Bank of
New York NA) (a)(e)

Fairfield Ind. Dev. Auth.         4,400                                 4,400
(Meyer Cookware Ind. Proj.)
3.05%, LOC Banque Nationale
de Paris, VRDN (a)(d)

Fremont Gen. Oblig. TRAN 3.5%     5,100                                 5,106
6/30/00

Fresno County Gen. Oblig.         9,000                                 9,052
TRAN 4% 6/30/00

Garden Grove Hsg. Auth.           6,200                                 6,200
Multi-family Hsg. Rev.
(Valley View Senior Villas
Proj.) Series 1990 A, 2.8%,
LOC Wells Fargo Bank NA, San
Francisco, VRDN (a)(d)

Huntington Beach Gen. Oblig.      9,800                                 9,806
TRAN 4% 9/30/99

Kern County Gen. Oblig. TRAN      10,200                                10,258
4% 6/30/00

Lassen Muni. Util. District       5,435                                 5,435
Rev. Rfdg. Series 1996 A,
3.2%  (FSA Insured) (BPA Cr.
Local de France), VRDN (a)(d)

LaVerne Ind. Dev. Auth.           4,865                                 4,865
(Paper-Pak Products, Inc.
Proj.) 3%, LOC NationsBank
NA, VRDN (a)(d)

Long Beach Hbr. Rev.:

Participating VRDN Series SG      5,880                                 5,880
73, 3.09% (Liquidity
Facility Societe Generale,
France) (a)(d)(e)

Series A:

3.1% 10/7/99, CP (d)              2,000                                 2,000

3.25% 10/6/99, CP (d)             4,900                                 4,900

Los Angeles County Gen. Oblig.:

TRAN Series 1999 2000, 4%         39,900                                40,116
6/30/00

3% 10/14/99, LOC Westdeutsche     8,550                                 8,550
Landesbank Girozentrale, LOC
Bayerische Landesbank
Girozentrale, CP

3.25% 10/7/99, LOC                5,000                                 5,000
Westdeutsche Landesbank
Girozentrale, LOC Bayerische
Landesbank  Girozentrale, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Los Angeles County Metro.
Trans. Auth. Rev.
Participating VRDN:

Series SGB 2, 3.16%              $ 12,700                              $ 12,700
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SGB 3, 3.16%               10,570                                10,570
(Liquidity Facility Societe
Generale, France) (a)(e)

Los Angeles County Metro.
Trans. Auth. Sales Tax Rev.
Participating VRDN:

Series FR/RI 30, 3.1%             7,000                                 7,000
(Liquidity Facility Bank of
New York NA) (a)(e)

Series SG 46, 3.04%               3,600                                 3,600
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SG 54, 3.04%               3,000                                 3,000
(Liquidity Facility Societe
Generale, France) (a)(e)

Los Angeles Dept. Arpts. Rev.     2,600                                 2,600
Participating VRDN  Series
SG 61, 3.09% (Liquidity
Facility Societe  Generale,
France) (a)(d)(e)

Los Angeles Dept. Wtr. & Pwr.     6,100                                 6,100
Wtrwks. 3.15% 10/1/99,  LOC
Bank of Nova Scotia, LOC
Toronto Dominion Bank, CP

Los Angeles Gen. Oblig. TRAN      22,800                                22,919
Series 1999, 4% 6/30/00

Los Angeles Hbr. Dept. Rev.
Participating VRDN:

Series FR/RI 7, 3.15% (BPA        19,800                                19,800
Bank of New York NA)
(a)(d)(e)

Series FR/RI A17, 3.2%            2,400                                 2,400
(Liquidity Facility
Commerzbank AG) (a)(d)(e)

Series SG 59, 3.09%               8,950                                 8,950
(Liquidity Facility Societe
Generale, France) (a)(d)(e)

Los Angeles Unified School
District:

Bonds Series FR/RI A26,           24,300                                24,300
3.35%, tender 10/1/99 (e)(f)

Participating VRDN Series 60,     3,975                                 3,975
3.04% (Liquidity Facility
Morgan Stanley Dean Witter &
Co.) (a)(e)

Los Angeles Wastewtr. Sys.
Rev.:

Participating VRDN Series SGA     14,000                                14,000
26, 3.1% (Liquidity Facility
Societe Generale, France)
(a)(e)

3.25% 10/6/99, LOC UBS AG,        2,500                                 2,500
LOC Morgan Guaranty Trust
Co., NY, CP

3.3% 1/13/00, LOC UBS AG, LOC     5,400                                 5,400
Morgan Guaranty Trust Co.,
NY, CP

Marin County Gen. Oblig.          16,000                                16,000
Participating VRDN Series
FR/RI A20, 3.1% (Liquidity
Facility Bank of New York
NA) (a)(e)

Merced County Gen. Oblig.         5,800                                 5,827
TRAN Series 1999 2000,  4%
6/30/00

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Metro. Wtr. District of
Southern California:

Series A:

2.95% 9/9/99, CP                 $ 1,500                               $ 1,500

3.1% 9/3/99, CP                   2,000                                 2,000

3.2% 11/10/99, CP                 1,800                                 1,800

Series B:

2.9% 9/17/99, CP                  10,000                                10,000

3.1% 10/13/99, CP                 15,600                                15,600

3.35% 10/20/99, CP                20,500                                20,500

Newark Ind. Dev. Auth. Rev.       3,000                                 3,000
(Gas Tech Proj.) Series 1989
A, 2.9%, LOC UBS AG, VRDN
(a)(d)

Northern California
Transmission Rev.:

Participating VRDN Series         4,600                                 4,600
FR/RI 16, 3.1% (Liquidity
Facility Bank of New York
NA) (a)(e)

Series B:

2.9% 9/17/99, LOC                 14,600                                14,600
Westdeutsche Landesbank
Girozentrale, CP

3% 9/8/99, LOC Westdeutsche       6,000                                 6,000
Landesbank  Girozentrale, CP

Oceanside Multi-family Rev.       6,000                                 6,000
(Lakeridge Apt. Proj.)
Series 1994, 3.45%
(Continental Casualty Co.
Guaranteed), VRDN (a)

Orange County Ctfs. of Prtn.      3,250                                 3,250
(Sanitation District # 1 to
7 & 11) Series 1990 1992 C,
2.55% (FGIC Insured), VRDN
(a)

Orange County Trans. Auth.        13,100                                13,100
3.15% 10/1/99,  LOC UBS AG,
CP

Paramount Hsg. Auth.              4,700                                 4,700
Multi-family Hsg. Rev.
(Century Place Apts. Proj.)
Series 1999 A, 3.05% (Fannie
Mae Guaranteed), VRDN (a)(d)

Pleasant Hill Redev. Agcy.        1,460                                 1,460
Multi-family Hsg. Rev.
(Chateau III Proj.) Series
1996 A, 3.1%, LOC
Commerzbank AG, VRDN (a)(d)

Riverside County Gen. Oblig.      11,500                                11,512
TRAN 4.5% 9/30/99

Riverside County Ind. Dev.        1,320                                 1,320
Auth. Ind. Dev. Rev.
(Merrick Engineering, Inc.)
2.95%, LOC Wells Fargo Bank
NA,  San Francisco, VRDN
(a)(d)

Riverside County School Fing.     4,500                                 4,522
Auth. Rev. TRAN Series 1999
2000 A, 4% 8/1/00

Sacramento City Unified           10,400                                10,405
School District TRAN 3.25%
10/27/99

Sacramento County Gen. Oblig.     17,900                                17,901
Bonds Series FR/RI A28,
3.35%, tender 9/30/99 (e)(f)

Sacramento County Office of       8,800                                 8,820
Ed. TRAN 3.5% 1/21/00

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Sacramento Muni. Util.           $ 13,950                              $ 13,950
District Elec. Rev. Series
I, 3.25% 10/29/99, LOC
Bayerische Landesbank
Girozentrale,  LOC
Westdeutsche Landesbank
Girozentrale, CP

San Bernardino County Ind.        2,300                                 2,300
Dev. Auth. Rev. (W & H
Voortman, Inc. Proj.) 3.05%,
LOC California Teachers
Retirement Sys., VRDN (a)(d)

San Bernardino County Gen.
Oblig. TRAN:

3.75% 9/29/00                     4,400                                 4,410

4.5% 9/30/99                      13,300                                13,314

San Diego Gen. Oblig. TRAN        2,500                                 2,503
4.5% 9/30/99

San Diego Multi-Family Hsg.       5,000                                 5,000
Rev. Rfdg. (Coral Pointe
Apt. Proj.) Series 1993 A,
3.45% (Continental Casualty
Co. Guaranteed), VRDN (a)

San Diego Unified School          3,700                                 3,728
District TRAN 4.25% 9/29/00

San Diego Wtr. Util. Fund         5,670                                 5,670
Ctfs. Participating VRDN
Series PT 1076, 3.04% (a)(e)

San Francisco City & County
Participating VRDN:

Series 1996 AA2, 3.24%            1,740                                 1,740
(Liquidity Facility Bank of
America NA) (a)(e)

Series 1996 AA3, 3.24%            4,210                                 4,210
(Liquidity Facility Bank of
America NA) (a)(e)

Series 1996 AA4, 3.24%            4,450                                 4,450
(Liquidity Facility Bank of
America NA) (a)(e)

San Francisco City & County       18,290                                18,290
Arpt. Commission Int'l.
Arpt. Rev. Participating
VRDN Series 98 31, 3.04%
(a)(e)

San Francisco City & County       11,300                                11,309
Unified School District TRAN
4.5% 9/22/99

San Leandro Multi-family Hsg.     5,000                                 5,000
Rev. (Carlton Plaza) Series
A, 3.1%, VRDN (a)(d)

San Luis Obispo County Office     10,400                                10,431
of Ed. TRAN Series 1998,
3.75% 6/30/00

Santa Barbara County Gen.         2,600                                 2,603
Oblig. TRAN Series 1998
1999, 4.5% 10/1/99

Santa Clara Unified School        1,000                                 1,001
District TRAN Series 1998,
4.25% 10/1/99

Santa Clara County Gen. Oblig.:

Participating VRDN Series         9,000                                 9,000
FR/RI A18, 3.1% (Liquidity
Facility Bank of New York
NA) (a)(e)

TRAN 4.5% 10/1/99                 5,200                                 5,206

Santa Rosa Multi-Family Hsg.      5,850                                 5,850
Rev. (Quail Run Apts./Santa
Rosa Hsg. Partners) Series
1997 A, 3.1%, LOC US Bank NA
Minnesota, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

South Coast Local Ed. Agcy.      $ 3,700                               $ 3,718
TRAN Series 1999 A, 4%
6/30/00 (MBIA Insured)

Univ. of California Revs.:

Rfdg. Participating VRDN          20,000                                20,000
Series 1997 G, 3.3%
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(e)

Series A, 2.95% 9/9/99            6,200                                 6,200
(Liquidity facility Bank of
Montreal, Bank of America
NA), CP

                                                                        953,023

GUAM - 0.5%

Guam Pwr. Auth. Rev.              5,545                                 5,545
Participating VRDN Series PA
531, 3.1% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(e)

PUERTO RICO - 0.9%

Puerto Rico Commonwealth Hwy.     6,000                                 6,000
& Trans. Auth. Trans. Rev.
Participating VRDN Series
ROC II, 3.16% (Liquidity
Facility Commerzbank AG)
(a)(e)

Puerto Rico Elec. Pwr. Auth.      5,000                                 5,000
Pwr. Rev. Participating VRDN
Series 2 99 3, 3.16%
(Liquidity Facility
Commerzbank AG) (a)(e)

                                                                        11,000

                                 SHARES (000S)

OTHER - 20.1%

Municipal Central Cash Fund,      243,804                               243,804
3.30% (b)(c)

TOTAL INVESTMENT IN                                                 $ 1,213,372
SECURITIES - 100%

Total Cost for Income Tax Purposes                                  $ 1,213,372


SECURITY TYPE ABBREVIATIONS

CP - COMMERCIAL PAPER

TRAN - TAX AND REVENUE
       ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                       ACQUISITION DATE  COST (000S)

California Gen. Oblig. Bonds   7/2/99            $ 3,270
Series PA 315, 3.55%, tender
2/24/00 (Liquidity Facility
Merrill Lynch & Co., Inc.)

Los Angeles Unified School     7/12/99           $ 24,300
District Bonds Series FR/RI
A26, 3.35%, tender 10/1/99

Sacramento County Gen. Oblig.  7/8/99            $ 17,902
Bonds Series FR/RI A28,
3.35%, tender 9/30/99

OTHER INFORMATION

At the end of the period, restricted securities (excluding 144A issues) amounted to $45,471,000 or 3.7% of net assets.

INCOME TAX INFORMATION

At February 28, 1999, the fund had a capital loss carryforward of approximately $602,000 of which $562,000 and $40,000 will expire on February 28, 2003 and 2006, respectively.

SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                   AUGUST 31, 1999

ASSETS

Investment in securities, at            $ 1,213,372
value -  See accompanying
schedule

Cash                                     1,087

Receivable for investments               10
sold

Receivable for fund shares               2,480
sold

Interest receivable                      7,110

 TOTAL ASSETS                            1,224,059

LIABILITIES

Payable for investments        $ 9,211
purchased

Payable for fund shares         1,590
redeemed

Distributions payable           146

Accrued management fee          516

Other payables and accrued      10
expenses

 TOTAL LIABILITIES                       11,473

NET ASSETS                              $ 1,212,586

Net Assets consist of:

Paid in capital                         $ 1,213,080

Accumulated net realized gain            (494)
(loss) on investments

NET ASSETS, for 1,213,076               $ 1,212,586
shares outstanding

NET ASSET VALUE, offering                $1.00
price and redemption price
per share ($1,212,586
(divided by) 1,213,076
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS
                   SIX
                   MONTHS ENDED AUGUST 31, 1999
                                    (UNAUDITED)

INTEREST INCOME                        $ 18,934

EXPENSES

Management fee                $ 3,029

Non-interested trustees'       2
compensation

 Total expenses before         3,031
reductions

 Expense reductions            (43)     2,988

NET INTEREST INCOME                     15,946

NET REALIZED GAIN (LOSS) ON             108
INVESTMENTS

NET INCREASE IN NET ASSETS             $ 16,054
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED AUGUST 31,  YEAR ENDED FEBRUARY 28, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 15,946                     $ 36,524

 Net realized gain (loss)         108                          23

 NET INCREASE (DECREASE) IN       16,054                       36,547
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (15,946)                     (36,524)
from net interest income

Share transactions at net         516,710                      1,272,706
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  15,064                       35,094
distributions from net
interest income

 Cost of shares redeemed          (548,716)                    (1,431,158)

 NET INCREASE (DECREASE) IN       (16,942)                     (123,358)
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (16,834)                     (123,335)
IN NET ASSETS

NET ASSETS

 Beginning of period              1,229,420                    1,352,755

 End of period                   $ 1,212,586                  $ 1,229,420


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED AUGUST 31,  YEARS ENDED FEBRUARY 28,
                               1999

                               (UNAUDITED)                  1999                      1998     1997     1996 G   1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000                      $ 1.000                   $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

Income from Investment          .013                         .028                      .032     .031     .035     .030
Operations Net interest
income

Less Distributions

From net interest  income       (.013)                       (.028)                    (.032)   (.031)   (.035)   (.030)

Net asset value,  end of       $ 1.000                      $ 1.000                   $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

TOTAL RETURN B, C,  D           1.33%                        2.84%                     3.26%    3.18%    3.60%    3.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 1,213                      $ 1,229                   $ 1,353  $ 1,344  $ 1,307  $ 1,163
millions)

Ratio of expenses to average    .50% A                       .50%                      .45% E   .35% E   .31% E   .28% E
net assets

Ratio of expenses to average    .49% A, F                    .49%F                     .45%     .34% F   .31%     .28%
net assets after expense
reductions

Ratio of net interest income    2.63% A                      2.81%                     3.21%    3.14%    3.55%    2.96%
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. G FOR THE YEAR ENDED FEBRUARY 29

FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CA MUNICIPAL MONEY     1.28%          2.53%        15.60%        36.53%
MARKET

California Tax-Free   Money     1.22%          2.44%        15.38%        36.18%
Market Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the California tax-free money market funds average, which reflects the performance of California tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six month average represents a peer group of 40 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CA MUNICIPAL MONEY       2.53%        2.94%         3.16%
MARKET

California Tax-Free   Money       2.44%        2.90%         3.13%
Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                              8/30/99  5/31/99  3/1/99  11/30/98  8/31/98



California Municipal  Money   2.55%    2.57%    2.26%   2.53%     2.52%
Market



California Tax-Free   Money   2.40%    2.55%    2.17%   2.45%     2.42%
Market Funds Average



California Municipal   Money  4.38%    4.42%    3.88%   4.35%     4.33%
Market Tax-equivalent



Portion of fund's income      21.48%   16.86%   20.53%  13.54%    1.62%
subject to state taxes



California Municipal
 Money Market

California Tax-Free
 Money Market

 Funds Average

4% -
3% -
2% -
1% -
0%
Row: 1, Col: 1, Value: 2.55
Row: 1, Col: 2, Value: 2.4
Row: 2, Col: 1, Value: 2.57
Row: 2, Col: 2, Value: 2.55
Row: 3, Col: 1, Value: 2.26
Row: 3, Col: 2, Value: 2.17
Row: 4, Col: 1, Value: 2.53
Row: 4, Col: 2, Value: 2.45
Row: 5, Col: 1, Value: 2.52
Row: 5, Col: 2, Value: 2.42

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the California tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1999 federal and state income tax rate of 41.95%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes
reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind that
the U.S. government neither
insures nor guarantees a
money market fund. And there
is no assurance that a money
market fund will maintain a
$1 share price.

FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Fidelity
California Municipal Money Market Fund

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE PAST SIX
MONTHS, DIANE?

A. Investors confronted issues that have characterized the U.S. economy for some time: strong economic growth, tight labor markets and expectations of inflationary pressures. Consumer confidence was at an all-time high, prompting strong consumer spending that fueled economic growth above an annual rate of 3% during the first half of 1999. In addition, unemployment stayed at historically low levels. Low unemployment usually causes employers to raise wages to attract or retain workers, passing on the additional costs in the form of price increases. However, we have yet to see significant evidence of higher prices. The consumer price index (CPI) increased only about 2% over the past year. Wages have started to creep up, but have been largely offset by increases in productivity. The backdrop at the end of 1998 was similar, but the Federal Reserve Board cut short-term interest rates three times because of global economic instability and aversion to risk. However, during the first six months of 1999 it became apparent that these negative influences had dissipated. With continued robust economic growth and tight labor markets increasing the potential for inflation, the Fed felt the need to act pre-emptively by implementing a 0.25 percentage point hike in the rate banks charge each other - known as the fed funds target rate - in June. The Fed raised this rate by 0.25 percentage points again in August - bringing it to 5.25% at the end of the period - apparently taking away another of the three rate cuts it had implemented in late 1998.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. In addition to economic fundamentals, the fund's strategy was dictated by technical factors - issues of supply and demand. In general, strong demand for short-term California paper dampens yields on very short-maturity money market instruments such as variable-rate demand notes and commercial paper. Investors looking to buy these securities have to pay a premium for the California state tax exemption. The supply of one-year California exempt notes, however, outpaces the demand for them, leading issuers to offer yields that are attractive even to mutual funds that invest in municipal securities from across the U.S. Throughout the period, I looked for opportunities in one-year paper. I increased the fund's stake in that sector toward the end of the period because the supply of one-year paper was particularly heavy, leading to especially attractive yields. These purchases increased the average maturity of the fund to 57 days at the end of the period. In addition, I turned some of my focus - within the limits set by the fund's prospectus - to out-of-state investments that offered more appealing after-state-tax yields than state-tax-free alternatives in the California market. Even though more of shareholders' income will be taxable at the state level because of these investments, I pursued this strategy to enable the fund to provide higher yields on a tax-adjusted basis.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on August 31, 1999, was 2.55%, compared to 2.24% six months ago. The latest yield was the equivalent of a 4.38% taxable yield for investors in the 41.95% combined state and federal tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through August 31, 1999, the fund's six-month total return was 1.28% compared to 1.22% for the California tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK FOR THE REST OF THE YEAR?

A. There is a good chance that the Fed will take away the last of the three 0.25 percentage point cuts it implemented in late 1998. Broad hints of inflation have sparked these concerns, including overall compensation and unit labor costs, as well as commodity prices. We also saw a slowdown in non-farm productivity in the second quarter. Fed Chairman Alan Greenspan made clear in his July Humphrey-Hawkins testimony before Congress that if productivity slows it may lead to price pressures arising from tight labor markets. One remaining question is whether or not the Fed will wait for signs of inflation to appear before it raises rates a third time. Another consideration that might influence municipal securities is the Year 2000 issue. As one of many factors we look at, we'll be paying close attention to this issue in the months ahead.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks as high a level of
current income, exempt from
federal and California state
personal income tax, as is
consistent with preservation
of capital

FUND NUMBER: 097

TRADING SYMBOL: FCFXX

START DATE: July 7, 1984

SIZE: as of August 31, 1999,
more than $1.5 billion

MANAGER: Diane McLaughlin,
since 1997; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1992

FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES




MATURITY DIVERSIFICATION

DAYS                     % OF FUND'S INVESTMENTS 8/31/99  % OF FUND'S INVESTMENTS 2/28/99  % OF FUND'S INVESTMENTS 8/31/98

  0 - 30                  67.4                             74.3                             72.4

 31 - 90                  17.4                             5.4                              17.0

 91 - 180                 1.2                              12.6                             2.3

181 - 397                 14.0                             7.7                              8.3


WEIGHTED AVERAGE MATURITY

                               8/31/99                          2/28/99                          8/31/98

Fidelity California Municipal  57 DAYS                          41 Days                          39 Days
 Money Market Fund

California Tax Free Money      58 DAYS                          40 Days                          43 Days
Market  Funds Average *



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF AUGUST 31, 1999                                          AS OF FEBRUARY 28, 1999

Variable Rate Demand Notes                                     Variable Rate Demand Notes
(VRDNs)                         38.2%                          (VRDNs)                             47.3%

Commercial Paper (including                                    Commercial Paper (including
CP Mode)                        14.5%                          CP Mode)                            13.1%

Tender Bonds                     4.6%                          Tender Bonds                         0.6%

Municipal Notes                 20.5%                          Municipal Notes                     18.1%

Municipal Money  Market Funds   19.7%                          Municipal Money  Market Funds       20.1%

Other Investments                2.5%                          Other Investments                    0.8%

Row: 1, Col: 1, Value: 38.2                                    Row: 1, Col: 1, Value: 47.3
Row: 1, Col: 2, Value: 0.0                                     Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 14.5                                    Row: 1, Col: 3, Value: 13.1
Row: 1, Col: 4, Value: 4.6                                     Row: 1, Col: 4, Value: 0.6000000000000001
Row: 1, Col: 5, Value: 20.5                                    Row: 1, Col: 5, Value: 18.1
Row: 1, Col: 6, Value: 19.7                                    Row: 1, Col: 6, Value: 20.1
Row: 1, Col: 7, Value: 0.0                                     Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.5                                     Row: 1, Col: 8, Value: 0.8





FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

INVESTMENTS AUGUST 31, 1999 (UNAUDITED)


Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - 78.1%

Alameda County Ind. Dev.
Auth. Rev.:

(Edward L. Shimmon, Inc.         $ 2,100                               $ 2,100
Proj.) Series 1996 A, 3%,
LOC Banque Nationale de
Paris, VRDN (a)(d)

(Meskimen Family Trust Proj.)     2,000                                 2,000
Series A, 3%, LOC Banque
Nationale de Paris, VRDN
(a)(d)

Rfdg. (Longview Fibre Co.)        1,750                                 1,750
Series 1988, 3.25%,  LOC
ABN-AMRO Bank NV, VRDN (a)

Alameda County Multi-family       2,400                                 2,400
Hsg. Rev. (Berkely Proj.)
Series 1998 A, 3%, LOC Wells
Fargo Bank NA, San
Francisco, VRDN (a)(d)

Butte County Office of Ed.        7,450                                 7,457
TRAN 4% 10/15/99

California Dept. of Veteran       13,955                                13,955
Affairs Home Purchase Rev.
Participating VRDN Series
FR/RI A17, 3.15% (Liquidity
Facility Nat'l. Westminster
Bank PLC) (a)(d)(e)

California Econ. Dev. Fin.
Auth.:

(ISO Corp. Proj.):

Series 1998 A, 2.55%, LOC         1,400                                 1,400
Bank of America NA, VRDN (a)

Series 1998 B, 2.55%, LOC         3,900                                 3,900
Bank of America NA, VRDN (a)

(Joseph Schmidt Proj.) Series     1,500                                 1,500
A, 3%, LOC Bank of The West,
VRDN (a)(d)

California Econ. Dev. Fin.        1,000                                 1,000
Auth. Ind. Dev. Rev.
(Kuhnash Properties III,
LLC/Arkay Plastics, LLC
Proj.) Series 1997, 3.1%,
LOC PNC Bank NA, VRDN (a)(d)

California Ed. Facilities
Auth. Rev. Participating VRDN:

Series 113, 3.04% (Liquidity      5,020                                 5,020
Facility Morgan Stanley Dean
Witter & Co.) (a)(e)

Series FR/RI 37, 3.15% (AMBAC     5,200                                 5,200
Insured) (Liquidity Facility
Bank of New York NA)
(a)(d)(e)

Series PA 542, 3.04%              2,750                                 2,750
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(e)

California Gen. Oblig.:

Bonds:

(Veterans) Series BJ, 3.2%,       8,155                                 8,155
tender 6/1/00 (d)

Series PA 315, 3.55%, tender      2,100                                 2,100
2/24/00 (Liquidity Facility
Merrill Lynch & Co., Inc.)
(d)(e)(f)

Rfdg. 3.5% 10/1/99                11,200                                11,205

Participating VRDN:

Series 1996 L, 3.04%              17,365                                17,365
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(e)

Series 55, 3.04% (Liquidity       11,980                                11,980
Facility Morgan Stanley Dean
Witter & Co.) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Gen. Oblig.: -
continued

Participating VRDN: - continued

Series SG 84, 3.04%              $ 9,500                               $ 9,500
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SGB 15, 3.16%              5,000                                 5,000
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SGB 7, 3.16%               2,700                                 2,700
(Liquidity Facility Societe
Generale, France) (a)(e)

3.05% 9/8/99, CP                  20,000                                20,000

3.1% 10/13/99, CP                 10,300                                10,300

3.25% 10/1/99, CP                 3,600                                 3,600

3.3% 9/10/99, CP                  5,700                                 5,700

3.3% 10/6/99, CP                  11,000                                11,000

3.3% 10/12/99, CP                 11,100                                11,100

California Health Facilities
Fin. Auth. Rev.:

Participating VRDN:

Series 1998 140, 2.99%            11,665                                11,665
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(e)

Series 90, 3.04% (Liquidity       11,295                                11,295
Facility Morgan Stanley Dean
Witter & Co.) (a)(e)

(Adventist Health Sys. West):

Series 1998 A, 2.65% (MBIA        5,700                                 5,700
Insured), LOC California
Teachers Retirement Sys.,
VRDN (a)

Series 1998 C, 2.65% (MBIA        100                                   100
Insured), LOC California
Teachers Retirement Sys.,
VRDN (a)

(Sutter Health Sys.) Series       3,000                                 3,000
C, 2.4% (FSA Insured), VRDN
(a)

California Hsg. Fin. Agcy.
Rev.:

Bonds Series D, 3.02% 4/30/00     2,700                                 2,700
(MBIA Insured) (d)

Participating VRDN:

Series 1996 C1, 3.24%             3,225                                 3,225
(Liquidity Facility Bank of
America NA) (a)(d)(e)

Series PA 112, 3.09%              1,941                                 1,941
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series PA 58, 3.04%               880                                   880
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(e)

Series PA 90, 3.09%               375                                   375
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series PT 14, 3.04%               2,645                                 2,645
(Liquidity Facility
Commerzbank AG) (a)(e)

Series PT 40A, 3.09%              6,700                                 6,700
(Liquidity Facility
Commerzbank AG) (a)(d)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Hsg. Fin. Agcy.
Rev.: - continued

Participating VRDN: - continued

Series PT 40B, 3.09%             $ 10,275                              $ 10,275
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

Series PT 40D, 3.09%              55                                    55
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series PT 56, 3.09%               150                                   150
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series FR/RI A2, 3.2%             1,015                                 1,015
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

(Home Mtg. Rev.) Series 1999      16,600                                16,600
J1, 2.95% (MBIA Insured)
(Liquidity Facility Morgan
Guaranty Trust Co., NY) VRDN
(a)(d)

California Hsg. Fin. Agcy.        16,600                                16,600
Single Family Mtg. Bonds
Series 1999 E, 3.4% 8/1/00
(Cdc Fdg. Corp. Guaranteed)
(d)

California Poll. Cont. Fing.
Auth. Poll. Cont. Rev.:

Bonds (Southern California        4,400                                 4,400
Edison Co.) Series 1985 D,
2.8% tender 9/8/99, CP mode

(Pacific Gas & Elec. Co.):

Series 1996 F, 2.65%, LOC         6,900                                 6,900
Banque Nationale  de Paris,
VRDN (a)

Series 1997 C, 2.7%, LOC KBC      9,350                                 9,350
Bank, NV, VRDN (a)(d)

Rfdg. (Pacific Gas & Elec.
Co.):

Series 1996 C, 2.65%, LOC         3,400                                 3,400
Bank of America NA, VRDN (a)

Series 1996 G, 2.7%, VRDN (a)     3,000                                 3,000

Series E, 2.55%, LOC Morgan       500                                   500
Guaranty  Trust Co., NY,
VRDN (a)

California Poll. Cont. Fing.      11,700                                11,700
Auth. Resource Recovery Rev.
(Atlantic Richfield Co.)
Series 1994 A, 2.75%, VRDN
(a)(d)

California Poll. Cont. Fing.      1,400                                 1,400
Auth. Solid Waste Disp. Rev.
(Shell Martinez Refining Co.
Proj.) Series 1996 A, 2.55%,
VRDN (a)(d)

California School Cash            40,600                                40,835
Reserve Prog. Auth. TRAN
Series 1999 A, 4% 7/3/00
(AMBAC Insured)

California Statewide Cmntys.      3,000                                 3,000
Dev. Auth. Rev. (JTF
Enterprises LLC Proj.)
Series 1996 A, 3.1%, LOC
Bank of America NA, VRDN
(a)(d)

California Statewide Cmntys.
Dev. Corp. Rev.:

(Andercraft Prod., Inc.)          600                                   600
Series 1989, 3.15%, LOC
California Teachers
Retirement Sys., VRDN (a)(d)

(Bro-Co. Gen. Partnership         240                                   240
Proj.) Series 1990, 3.05%,
LOC California Teachers
Retirement Sys., VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Statewide Cmntys.
Dev. Corp. Rev.: - continued

(Cordeiro Vault Co., Inc.        $ 1,070                               $ 1,070
Proj.) Series 1996 M, 3.1%,
LOC California Teachers
Retirement Sys., VRDN (a)(d)

(Eurodesign Cabinets, Inc.        670                                   670
Proj.) 3.1%, LOC California
Teachers Retirement Sys.,
VRDN (a)(d)

(Fulton Properties Ltd.,          3,485                                 3,485
Inc.) Series 1996 F, 3.1%,
LOC California Teachers
Retirement Sys., VRDN (a)(d)

(Lansmont Corp. Proj.) Series     1,000                                 1,000
1996 G, 3.1%, LOC Wells
Fargo Bank NA, San
Francisco, VRDN (a)(d)

(Lynwood Enterprises LLC          1,400                                 1,400
Proj.) Series 1997 D, 3.1%,
LOC Fleet Nat'l. Bank, VRDN
(a)(d)

(Multi-family Hsg. Dev./          1,330                                 1,330
Evapco, Inc.) Series 1996 K,
3.1%, LOC Bank of America
NA, VRDN (a)(d)

(Peets Coffee & Tea, Inc.)        2,620                                 2,620
Series 1995 E, 3.05%,  LOC
California Teachers
Retirement Sys., VRDN (a)(d)

(Redline Synthetic Oil Corp.)     1,035                                 1,035
3.1%, LOC California
Teachers Retirement Sys.,
VRDN (a)(d)

(Setton Properties, Inc.          2,245                                 2,245
Proj.) Series 1995 E, 3.1%,
LOC Wells Fargo Bank NA, San
Francisco, VRDN (a)(d)

(Sys. Engineering & Mgmt.         1,470                                 1,470
Co.) 3.1%, LOC California
Teachers Retirement Sys.,
VRDN (a)(d)

(W&H Voortman, Inc. Proj.)        960                                   960
Series 1990, 3.1%,  LOC
California Teachers
Retirement Sys., VRDN (a)(d)

(Zieman Manufacturing Co.         385                                   385
Proj.) Series 1990, 3.1%,
LOC California Teachers
Retirement Sys., VRDN (a)(d)

California Statewide Dev.         1,200                                 1,200
Auth. (Sunrise of Moraga)
Series 1997, 3.1%, LOC
Heller Finl., Inc., VRDN
(a)(d)

Chula Vista Ind. Dev. Rev.
Bonds (San Diego Gas & Elec.
) Series C:

2.8% tender 9/9/99, CP mode       10,000                                10,000
(d)

3% tender 9/16/99, CP mode (d)    2,400                                 2,400

Clipper Tax-Exempt Trust Hsg.     2,342                                 2,342
Fin. Agcy. Participating
VRDN Series 1994 1, 3.39%
(Liquidity Facility State
Street Bank & Trust Co.)
(a)(d)(e)

Contra Costa County TRAN 5%       13,600                                13,620
10/1/99

Fairfield Ind. Dev. Auth.         4,500                                 4,500
(Meyer Cookware Ind. Proj.)
3.05%, LOC Banque Nationale
de Paris, VRDN (a)(d)

Fremont Gen. Oblig. TRAN 3.5%     6,400                                 6,407
6/30/00

Fresno County Gen. Oblig.         20,000                                20,115
TRAN 4% 6/30/00

Garden Grove Hsg. Auth.           1,700                                 1,700
Multi-family Hsg. Rev.
(Valley View Senior Villas
Proj.) Series 1990 A, 2.8%,
LOC Wells Fargo Bank NA, San
Francisco, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Huntington Beach Gen. Oblig.     $ 8,650                               $ 8,656
TRAN 4% 9/30/99

Kern County Gen. Oblig. TRAN:

4% 6/30/00                        12,600                                12,672

4.25% 10/1/99                     11,800                                11,810

Lassen Muni. Util. District       2,765                                 2,765
Rev. Rfdg. Series 1996 A,
3.2%  (FSA Insured) (BPA Cr.
Local de France), VRDN (a)(d)

Long Beach Gen. Oblig. TRAN       8,500                                 8,507
Series 1989 1999, 4% 10/5/99

Long Beach Hbr. Rev.:

Participating VRDN:

Series FR/RI A7, 3.15%            9,900                                 9,900
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

Series SG 73, 3.09%               3,000                                 3,000
(Liquidity Facility Societe
Generale, France) (a)(d)(e)

Series A, 3.25% 10/6/99, CP       11,600                                11,600
(d)

Los Angeles County Gen. Oblig.:

TRAN Series 1999 2000, 4%         31,200                                31,370
6/30/00

3% 10/14/99, LOC Westdeutsche     8,100                                 8,100
Landesbank Girozentrale, LOC
Bayerische Landesbank
Girozentrale, CP

Los Angeles County Metro.
Trans. Auth. Rev.
Participating VRDN:

Series SGB 2, 3.16%               26,850                                26,850
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SGB 3, 3.16%               5,500                                 5,500
(Liquidity Facility Societe
Generale, France) (a)(e)

Los Angeles County Metro.
Trans. Auth. Sales Tax Rev.:

Participating VRDN:

Series FR/RI 30, 3.1%             5,960                                 5,960
(Liquidity Facility Bank of
New York NA) (a)(e)

Series SG 46, 3.04%               2,930                                 2,930
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SG 54, 3.04%               2,525                                 2,525
(Liquidity Facility Societe
Generale, France) (a)(e)

Series A, 2.9% 9/17/99, LOC       6,608                                 6,608
Bayerische Hypo-und
Vereinsbank AG, LOC Canadian
Imperial Bank of Commerce, CP

Los Angeles Dept. Arpts. Rev.     3,400                                 3,400
Participating VRDN  Series
SG 61, 3.09% (Liquidity
Facility Societe Generale,
France) (a)(d)(e)

Los Angeles Dept. Wtr. & Pwr.     7,600                                 7,600
Wtrwks. 3.15% 10/1/99,  LOC
Bank of Nova Scotia, LOC
Toronto Dominion Bank, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Los Angeles Gen. Oblig. TRAN     $ 27,200                              $ 27,342
Series 1999, 4% 6/30/00

Los Angeles Hbr. Dept. Rev.
Participating VRDN:

Series FR/RI 7, 3.15% (BPA        11,185                                11,185
Bank of New York NA)
(a)(d)(e)

Series FR/RI A17, 3.2%            3,000                                 3,000
(Liquidity Facility
Commerzbank AG) (a)(d)(e)

Series SG 59, 3.09%               4,725                                 4,725
(Liquidity Facility Societe
Generale, France) (a)(d)(e)

Los Angeles Unified School
District:

Bonds:  Series FR/RI A26,         40,500                                40,500
3.35%, tender 10/1/99 (e)(f)

Series 1999 C, 4% 7/1/00          7,715                                 7,756

Participating VRDN Series 60,     3,600                                 3,600
3.04% (Liquidity Facility
Morgan Stanley Dean Witter &
Co.) (a)(e)

TRAN Series 1999 2000, 4%         4,000                                 4,022
6/30/00

Los Angeles Wastewtr. Sys.
Rev.:

Participating VRDN Series SGA     2,970                                 2,970
26, 3.1% (Liquidity Facility
Societe Generale, France)
(a)(e)

3% 10/14/99, LOC UBS AG, LOC      5,000                                 5,000
Morgan Guaranty Trust Co.,
NY, CP

3.25% 10/6/99, LOC UBS AG,        2,500                                 2,500
LOC Morgan Guaranty Trust
Co., NY, CP

3.25% 10/7/99, LOC UBS AG,        7,500                                 7,500
LOC Morgan Guaranty Trust
Co., NY, CP

3.3% 1/13/00, LOC UBS AG, LOC     6,500                                 6,500
Morgan Guaranty Trust Co.,
NY, CP

Marin County Gen. Oblig.          19,280                                19,280
Participating VRDN Series
FR/RI A20, 3.1% (Liquidity
Facility Bank of New York
NA) (a)(e)

Merced County Gen. Oblig.         4,700                                 4,722
TRAN Series 1999 2000, 4%
6/30/00

Metro. Wtr. District of
Southern California:

Series A, 3.2% 10/8/99, CP        8,200                                 8,200

Series B:

3.1% 10/13/99, CP                 6,400                                 6,400

3.35% 10/19/99, CP                25,200                                25,200

Northern California
Transmission Rev.:

Participating VRDN Series         5,000                                 5,000
FR/RI 16, 3.1% (Liquidity
Facility Bank of New York
NA) (a)(e)

Series B, 2.9% 9/17/99, LOC       18,000                                18,000
Westdeutsche Landesbank
Girozentrale, CP

Oceanside Multi-family Rev.       6,700                                 6,700
(Lakeridge Apt. Proj.)
Series 1994, 3.45%
(Continental Casualty Co.
Guaranteed), VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Ontario Ind. Dev. Auth. Rev.     $ 2,400                               $ 2,400
(Safari Land Proj.) Series
1989, 2.85%, VRDN (a)(d)

Orange County Ctfs. of Prtn.      13,600                                13,600
(Sanitation District # 1 to
7 & 11) Series 1990 1992 C,
2.55% (FGIC Insured), VRDN
(a)

Orange County Trans. Auth.        16,100                                16,100
3.15% 10/1/99, LOC UBS AG, CP

Oxnard Redev. Agcy. Ctfs. of      3,195                                 3,195
Prtn. (Channel Islands Bus.
Ctr. Proj.) 3.675%, LOC
Wells Fargo Bank NA, San
Francisco, VRDN (a)

Paramount Hsg. Auth.              5,800                                 5,800
Multi-family Hsg. Rev.
(Century Place Apts. Proj.)
Series 1999 A, 3.05% (Fannie
Mae Guaranteed), VRDN (a)(d)

Pittsburg Multi-family Mtg.       7,900                                 7,900
Rev. (Fountain Plaza Apt.)
3.2% (Fannie Mae
Guaranteed), VRDN (a)

Pleasant Hill Redev. Agcy.        710                                   710
Multi-family Hsg. Rev.
(Chateau III Proj.) Series
1996 A, 3.1%, LOC
Commerzbank AG, VRDN (a)(d)

Port of Oakland Port Rev.
Participating VRDN:

Series FR/RI A1, 3.15%            3,400                                 3,400
(Liquidity Facility
Commerzbank AG) (a)(d)(e)

Series FR/RI A24, 3.15%           11,925                                11,925
(Liquidity Facility
Commerzbank AG) (a)(d)(e)

Riverside County Gen. Oblig.      17,500                                17,518
TRAN 4.5% 9/30/99

Riverside County Ind. Dev.        885                                   885
Auth. Ind. Dev. Rev.
(Merrick Engineering, Inc.)
2.95%, LOC Wells Fargo Bank
NA,  San Francisco, VRDN
(a)(d)

Riverside County School Fing.     5,500                                 5,527
Auth. Rev. TRAN Series 1999
2000 A, 4% 8/1/00

Sacramento City Unified           9,600                                 9,604
School District TRAN 3.25%
10/27/99

Sacramento County Gen. Oblig.     22,100                                22,101
Bonds Series FR/RI A28,
3.35%, tender 9/30/99 (e)(f)

Sacramento County Office of       9,200                                 9,221
Ed. TRAN 3.5% 1/21/00

Sacramento Muni. Util.            4,000                                 4,000
District Elec. Rev.
Participating VRDN Series
SGB 4, 3.16% (Liquidity
Facility Societe Generale,
France) (a)(e)

San Bernardino County Ind.        3,000                                 3,000
Dev. Auth. Rev. (McClain
Citrus, Inc. Proj.) 3.05%,
LOC California Teachers
Retirement Sys., VRDN (a)(d)

San Bernardino County Gen.
Oblig. TRAN:

3.75% 9/29/00                     5,600                                 5,613

4.5% 9/30/99                      8,300                                 8,310

San Diego County Gen. Oblig.      2,700                                 2,703
TRAN 4.5% 9/30/99

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

San Diego County Reg'l.          $ 5,900                               $ 5,900
Trans. Commission Sales Tax
Rev. Series A, 3.25% 10/7/99
(Liquidity Facility Morgan
Guaranty Trust Co., NY), CP

San Diego Multi-Family Hsg.       3,265                                 3,265
Rev. Rfdg. (Coral Pointe
Apt. Proj.) Series 1993 A,
3.45% (Continental Casualty
Co. Guaranteed), VRDN (a)

San Diego Unified School
District TRAN:

4.25% 9/29/00                     4,600                                 4,635

4.5% 10/1/99                      5,210                                 5,217

San Diego Wtr. Util. Fund         10,000                                10,000
Ctfs. Participating VRDN
Series PT 1076, 3.04% (a)(e)

San Francisco City & County
Participating VRDN:

Series 1996 AA 1, 3.24%           3,775                                 3,775
(Liquidity Facility Bank of
America NA) (a)(e)

Series 1996 AA2, 3.24%            2,240                                 2,240
(Liquidity Facility Bank of
America NA) (a)(e)

San Francisco City & County       21,000                                21,000
Arpt. Commission Int'l.
Arpt. Rev. Participating
VRDN Series 98 31, 3.04%
(a)(e)

San Francisco City & County       10,075                                10,075
Parking Meter Rev.
Participating VRDN Series
1996 A, 3.04% (Liquidity
Facility Bank of America NA)
(a)(e)

San Francisco City & County
Redev. Agcy. Participating
VRDN:

Series 1997 T, 3.04%              3,905                                 3,905
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(e)

Series PT 125, 3.04%              3,180                                 3,180
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(e)

San Francisco City & County       13,500                                13,500
Redev. Multi-family Hsg.
(Third & Mission) Series
1999 C, 2.8%, LOC Bayerische
Hypo-und Vereinsbank AG,
VRDN (a)(d)

San Francisco City & County       10,700                                10,708
Unified School District TRAN
4.5% 9/22/99

San Joaquin Hills Trans.          3,940                                 3,940
Corridor Agcy. Rfdg.
Participating VRDN Series PT
137, 3.04% (Liquidity
Facility Commerzbank AG)
(a)(e)

San Jose Multi-Family Hsg.
Rev.:

(Almaden Lake Village Apt.        10,000                                10,000
Assoc.) Series 1997 A,
2.95%, LOC Bank of America
NA, VRDN (a)(d)

(Carlton Plaza) Series 1998       4,000                                 4,000
A, 3.1%, LOC Commerzbank AG,
VRDN (a)(d)

(Siena Ranaissance Apts.)         6,000                                 6,000
Series 1996 A, 2.95%, LOC
Key Bank, NA, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

San Jose Redev. Agcy.            $ 3,400                               $ 3,400
Participating VRDN Series PA
42I, 3.04% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(e)

San Leandro Multi-family Hsg.     3,220                                 3,220
Rev. (Carlton Plaza) Series
A, 3.1%, VRDN (a)(d)

San Luis Obispo County Office     12,475                                12,512
of Ed. TRAN Series 1998,
3.75% 6/30/00

Santa Barbara County Gen.         2,600                                 2,603
Oblig. TRAN Series 1998
1999, 4.5% 10/1/99

Santa Clara Unified School        1,000                                 1,001
District TRAN Series 1998,
4.25% 10/1/99

Santa Clara County Gen. Oblig.:

Participating VRDN Series         11,000                                11,000
FR/RI A18, 3.1% (Liquidity
Facility Bank of New York
NA) (a)(e)

TRAN 4.5% 10/1/99                 15,815                                15,832

Santa Rosa Multi-Family Hsg.      1,750                                 1,750
Rev. (Quail Run Apts./Santa
Rosa Hsg. Partners) Series
1997 A, 3.1%, LOC US Bank NA
Minnesota, VRDN (a)(d)

South Coast Local Ed. Agcy.       4,480                                 4,502
TRAN Series 1999 A, 4%
6/30/00 (MBIA Insured)

Southern California Pub. Pwr.     9,300                                 9,300
Auth. Pwr. Proj. Rev.
Participating VRDN Series SG
35, 3.04% (Liquidity
Facility Societe Generale,
France) (a)(e)

Univ. of California Revs.:

Participating VRDN Series PA      2,000                                 2,000
529, 3.04% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(e)

Rfdg. Participating VRDN          13,430                                13,430
Series 1997 G, 3.3%
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(e)

Series A:

2.95% 9/9/99 (Liquidity           6,800                                 6,800
Facility Bank of Montreal,
Bank of America NA), CP

3.3% 9/8/99, CP                   5,300                                 5,300

Vista City Ind. Dev. Auth.        1,580                                 1,580
Ind. Dev. Rev. (Desalination
Sys., Inc.) Series 1995, 3%,
LOC Wells Fargo Bank NA, San
Francisco, VRDN (a)(d)

                                                                        1,199,274

GUAM - 0.4%

Guam Pwr. Auth. Rev.              6,500                                 6,500
Participating VRDN Series PA
531, 3.1% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

PUERTO RICO - 1.8%

Puerto Rico Commonwealth         $ 5,000                               $ 5,000
Participating VRDN 3.02%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(e)

Puerto Rico Commonwealth Hwy.     3,210                                 3,210
& Trans. Auth. Hwy. Rev.
Participating VRDN Series ML
PA 507, 3% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(e)

Puerto Rico Commonwealth Hwy.     6,100                                 6,100
& Trans. Auth. Trans. Rev.
Participating VRDN Series
ROC II, 3.16% (Liquidity
Facility Commerzbank AG)
(a)(e)

Puerto Rico Elec. Pwr. Auth.
Pwr. Rev. Participating VRDN:

Series 2 99 3, 3.16%              5,400                                 5,400
(Liquidity Facility
Commerzbank AG) (a)(e)

Series SGA 43, 3.07%              7,400                                 7,400
(Liquidity Facility Societe
Generale, France) (a)(e)

                                                                        27,110

                                 SHARES (000S)

OTHER - 19.7%

Municipal Central Cash Fund,      301,608                               301,608
3.30% (b)(c)

TOTAL INVESTMENT IN                                                 $ 1,534,492
SECURITIES - 100%

Total Cost for Income Tax Purposes                                  $ 1,534,492


SECURITY TYPE ABBREVIATIONS

CP - COMMERCIAL PAPER

TRAN - TAX AND REVENUE
       ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                       ACQUISITION DATE  COST (000S)

California Gen. Oblig. Bonds   7/2/99            $ 2,100
Series PA 315, 3.55%, tender
2/24/00 (Liquidity Facility
Merrill Lynch & Co., Inc.)

Los Angeles Unified School     7/12/99           $ 40,500
District Bonds Series FR/RI
A26, 3.35%, tender 10/1/99

Sacramento County Gen. Oblig.  7/8/99            $ 22,102
Bonds Series FR/RI A28,
3.35%, tender 9/30/99

OTHER INFORMATION

At the end of the period, restricted securities (excluding 144A issues) amounted to $64,701,000 or 4.2% of net assets.

INCOME TAX INFORMATION

At February 28, 1999, the fund had a capital loss carryforward of approximately $491,000 of which $446,000, $7,000, $18,000 and $20,000 will expire on February 28, 2003, 2005, 2006 and 2007, respectively.

FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                    AUGUST 31, 1999

ASSETS

Investment in securities, at             $ 1,534,492
value -  See accompanying
schedule

Cash                                      20

Receivable for fund shares                26,193
sold

Interest receivable                       8,578

Prepaid expenses                          19

 TOTAL ASSETS                             1,569,302

LIABILITIES

Payable for investments        $ 10,315
purchased

Payable for fund shares         17,756
redeemed

Distributions payable           64

Accrued management fee          477

Other payables and accrued      279
expenses

 TOTAL LIABILITIES                        28,891

NET ASSETS                               $ 1,540,411

Net Assets consist of:

Paid in capital                          $ 1,540,774

Accumulated undistributed net             (363)
realized gain (loss)  on
investments

NET ASSETS, for 1,540,795                $ 1,540,411
shares outstanding

NET ASSET VALUE, offering                 $1.00
price and redemption price
per share ($1,540,411
(divided by) 1,540,795
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS
                    SIX
                    MONTHS ENDED AUGUST 31, 1999

INTEREST INCOME                         $ 22,109

EXPENSES

Management fee                 $ 2,697

Transfer agent fees             1,094

Accounting fees and expenses    85

Non-interested trustees'        2
compensation

Custodian fees and expenses     19

Registration fees               93

Audit                           14

Legal                           2

Miscellaneous                   28

 Total expenses before          4,034
reductions

 Expense reductions             (12)     4,022

NET INTEREST INCOME                      18,087

NET REALIZED GAIN (LOSS) ON              128
INVESTMENTS

NET INCREASE (DECREASE) IN              $ 18,215
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION
Expense reductions

 Custodian credits                      $ 6

 Transfer agent credits                  6

                                        $ 12

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED AUGUST 31,  YEAR ENDED FEBRUARY 28, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 18,087                     $ 30,238

 Net realized gain (loss)         128                          (18)

 NET INCREASE (DECREASE) IN       18,215                       30,220
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (18,087)                     (30,238)
from net interest income

Share transactions Net            3,264,908                    5,945,037
proceeds from sales of shares

 Reinvestment of distributions    17,667                       29,603

 Cost of shares redeemed          (3,096,522)                  (5,596,173)

 NET INCREASE (DECREASE) IN       186,053                      378,467
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       186,181                      378,449
IN NET ASSETS

NET ASSETS

 Beginning of period              1,354,230                    975,781

 End of period                   $ 1,540,411                  $ 1,354,230


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED AUGUST 31,  YEARS ENDED FEBRUARY 28,
                               1999

                               (UNAUDITED)                  1999                      1998     1997     1996 E   1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000                      $ 1.000                   $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

Income from investment          .013                         .027                      .030     .029     .032     .026
Operations Net interest
income

Less Distributions

From net  interest income       (.013)                       (.027)                    (.030)   (.029)   (.032)   (.026)

Net asset value,  end of       $ 1.000                      $ 1.000                   $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

TOTAL RETURN B, C               1.28%                        2.71%                     3.07%    2.90%    3.21%    2.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 1,540                      $ 1,354                   $ 976    $ 820    $ 733    $ 675
millions)

Ratio of expenses to average    .57% A                       .59%                      .62%     .62%     .64%     .62%
net assets

Ratio of expenses to average    .56% A, D                    .59%                      .61% D   .61% D   .64%     .62%
net assets after expense
reductions

Ratio of net interest income    2.53% A                      2.66%                     3.02%    2.86%    3.17%    2.58%
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. E FOR THE YEAR ENDED FEBRUARY 29

NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan California Municipal Income Fund (the income fund) is a fund of Fidelity California Municipal Trust. Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund (the money market funds) are funds of Fidelity California Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity California Municipal Trust and Fidelity California Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of California. The following summarizes the significant accounting policies of the income fund and the money market funds:

SECURITY VALUATION.

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

 MONEY MARKET FUNDS. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market funds, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED

to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. OPERATING POLICIES -
CONTINUED

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's schedule of investments.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $268,231,000 and $296,275,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the funds' investment adviser for the income fund and Fidelity California Municipal Money Market Fund, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from 0.1100% to 0.3700% for the period. The annual individual fund fee rate is 0.25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annualized rates of 0.38% of average net assets for the income fund and Fidelity California Municipal Money Market Fund.

As Spartan California Municipal Money Market Fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of 0.50% of the fund's average net assets. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to Spartan California Municipal Money Market Fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $5,000 for the period.

SUB-ADVISER FEE. As the money market and the income (effective January 1, 1999) funds' investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 14, 1999 for the income fund and June 21, 1999 for Fidelity California Municipal Money Market Fund, Citibank, N.A.(Citibank) replaced UMB Bank, n.a.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED

as the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of 0.08% and 0.15% of average net assets for the income fund and Fidelity California Municipal Money Market Fund, respectively.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the money market funds, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. Each fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. Fidelity California Municipal Money Market Fund paid premiums of $57,000 to FIDFUNDS, which are being amortized over one year. FMR has borne the cost of Spartan California Municipal Money Market Fund premium payable to FIDFUNDS.

5. EXPENSE REDUCTIONS.

The income fund and Fidelity California Municipal Money Market Fund have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

FMR has entered into an arrangement on behalf of Spartan California Municipal Money Market Fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period the fund's expenses were reduced by $43,000 under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security. (PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)
(PHONE_GRAPHIC)1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
  fund activity.

5 To change your PIN.

*0To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)FIDELITY ON-LINE XPRESSSM

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER

Fidelity Management & Research
Company
Boston, MA

INVESTMENT SUB-ADVISER

Fidelity Investments Money
Management, Inc.
Merrimack, NH

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President -
MONEY MARKET FUNDS
Dwight D. Churchill, Vice President -
INCOME FUND
Diane M. McLaughlin, Vice President -
MONEY MARKET FUNDS
Christine J. Thompson, Vice President -
INCOME FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant
Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

CMS-SANN-1099  85811
1.536892.102

ADVISORY BOARD

J. Gary Burkhead
Abigail P. Johnson -
MONEY MARKET FUNDS

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS

Citibank, N.A.
New York, NY
  and
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

Citibank, N.A.
New York, NY

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com